                               SCHEDULE 14A INFORMATION

                                   PROXY STATEMENT

                      Pursuant to Section 14(a) of the Securities
                      Exchange Act of 1934 (Preliminary Filing)
                               _____________________


    /X/ Filed by the Registrant
    / / Filed by a party other than the Registrant

    /X/  Preliminary proxy statement
    / /  Definitive proxy statement
    / /  Definitive additional materials
    / /  Soliciting  material pursuant to Rule 14a-11(c) or Rule 14a-12

                             MISSION WEST PROPERTIES
                                 (Registrant)

                            Commission File Number 1-8383


Payment of filing fee:

/ /  $125 per  Exchange Act  Rules 0-11(c)(1)(ii),  14a-6(i)(1), or 14a-6(j)(2)
/ /  $500 per each party to the controversy pursuant to Exchange Act
     Rule 14a-6(i)(3)
/X/  Fee  computed  on   table  below   per  Exchange   Act  Rules   14a-6(i)(4)
     and 0-11
     (1) Title of each class of securities to which transaction applies: N/A
                                                                         ------
     (2) Aggregate number of securities to which transactions applies: N/A
                                                                       --------
     (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11: $42,000,000 total transaction
                                            -----------------------------------
         value (cash)
         ----------------------------------------------------------------------
     (4) Proposed maximum aggregate value of transaction: $42,000,000
                                                          ---------------------
         (transaction value) x 1/50 of 1 percent (rate of filing fee) = $8,400
         ----------------------------------------------------------------------
         (filing fee)
         ----------------------------------------------------------------------
/ / Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the form or schedule and the date of its filing
     (1) Amount previously paid:
                                -----------------------------------------------
     (2) Form, schedule or registration statement no.:
                                                      -------------------------
     (3) Filing party:
                      ---------------------------------------------------------
     (4) Date filed:
                    -----------------------------------------------------------

                               MISSION WEST PROPERTIES
                            6815 Flanders Drive, Suite 250
                           San Diego, California 92121-3914

                                ----------------------

                                      NOTICE OF
                           SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD AUGUST       , 1996

                                ----------------------


TO THE SHAREHOLDERS:

     A special meeting of shareholders of Mission West Properties (the "Company") will be held at the Company's corporate offices, 6815 Flanders Drive, Suite 250, San Diego, California on Wednesday, August _______, 1996, at 9:00 a.m. for the following purposes:

          1. To consider a sale of the Company's real estate assets to DMB/SVP California Investments, LLC.

          2. To transact such other business as may properly come before the meeting or any adjournment or postponement of the meeting.

     Only shareholders of record at the close of business on July 24, 1996, will be entitled to vote at the meeting. Each of these shareholders is cordially invited to be present and vote at the meeting in person.

     WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT PROMPTLY. THIS IS IMPORTANT BECAUSE A MAJORITY OF THE SHARES MUST BE REPRESENTED, EITHER IN PERSON OR BY PROXY, TO CONSTITUTE A QUORUM. IF YOU ATTEND THE MEETING, YOU MAY VOTE IN PERSON EVEN THOUGH YOU SEND IN YOUR PROXY EARLIER.

                                              By Order of the Directors

                                              Katrina L. Thompson
                                                   Secretary





               THE DATE OF THIS PROXY STATEMENT IS JULY       , 1996.

                            MISSION WEST PROPERTIES
                         6815 Flanders Drive, Suite 250
                        San Diego, California 92121-3914


                          -------------------------

                              PROXY STATEMENT
                                   FOR
                     SPECIAL MEETING OF SHAREHOLDERS
                      TO BE HELD AUGUST       , 1996

                          -------------------------




                           GENERAL INFORMATION


Your proxy in the enclosed form is solicited by the Board of Directors ("Board" or "Directors") of Mission West Properties, a California corporation (the "Company"), for use at the special meeting of shareholders to be held on August ______, 1996, for the purposes set forth in the accompanying notice and at any adjournment or postponement of that meeting. The mailing of this Proxy Statement and the accompanying form of proxy to shareholders of the Company is expected to commence on or about July 25, 1996.

The shares represented by any proxy in the enclosed form will be voted in accordance with the instructions given on the proxy if the proxy is properly executed and is received by the Company prior to the close of voting at the meeting or any adjournment or postponement thereof. Proxies received by the Company on which no contrary instruction has been given will be voted FOR the proposed sale of assets to DMB/SVP California Investments, LLC. A shareholder giving a proxy has the power to revoke it at any time before it is exercised. A proxy may be revoked by filing with the Secretary of the Company an instrument revoking it or a duly executed proxy bearing a later date. The powers of the proxy holders will be suspended if the person executing the proxy is present at the meeting and votes in person.

The cost of soliciting proxies in the enclosed form will be borne by the Company. Solicitation will be made primarily by mail but shareholders may be solicited by telephone, telegraph, or personal contact. The Directors may retain the services of a proxy-soliciting firm for soliciting proxies from those entities holding shares in street name.

                           VOTING SECURITIES

The outstanding securities of the Company at July 24, 1996, consisted of 1,371,121 shares of Common stock. Each shareholder of record at the close of business on July 24, 1996, is entitled to one (1) vote for each share of Common stock then held. Shares of the Company are traded on the American and Pacific Stock Exchanges. The following table sets forth the beneficial ownership of the outstanding shares of the Company held at July 24, 1996, by the only persons known to management to be the beneficial owners of more than five (5) percent of these shares.

                                    Shares Beneficially
                                        Owned As of               Percent of
Beneficial Owner                       July 24, 1996                Class
- - - ---------------------------------   --------------------          ----------
Triton Group Ltd.                          676,050                   49.31%
Michael M. Earley, CEO
550 West "C" Street, Suite 1880
San Diego, CA  92101

Byron B. Webb, Jr.                         168,020(1)                11.09%
1026 Wall Street
La Jolla, CA  92037

J. Gregory Kasun                           104,655(1)                 6.91
6815 Flanders Drive, Suite 250
San Diego, CA  92121

Tennenbaum & Co., LLC                       77,400                    5.65
1999 Avenue of the Stars
Los Angeles, CA  90067

William E. Nelson                           75,766(1)                 5.00
7817 Ivanhoe Avenue
La Jolla, CA  92037

- - - -----------------------

(1) Includes shares that may be acquired within 60 days after July 24, 1996, upon the exercise of stock options as follows: Mr. Webb, 14,000; Mr. Kasun 89,600; and Mr.
    Nelson 14,000.


TRITON GROUP LTD.

Triton Group Ltd. ("Triton"), of which Michael M. Earley is president, chief executive officer, and a director, is a publicly owned company, the shares of which are traded on the American Stock Exchange. Triton is an operating/holding company that has been disposing of its investments in accordance with a previously announced plan of liquidation; Mission West Properties is its only remaining significant subsidiary.

As of July 24, 1996, the Directors and executive officers of the Company own in the aggregate 773,313 shares of Triton, of which 280 shares may be acquired within 60 days after July 24, 1996, upon the exercise of stock options or warrants.

                     PROPOSED SALE OF REAL ESTATE ASSETS


INTRODUCTION

On July 1, 1996, the Company entered into an Agreement of Purchase and Sale and Joint Escrow Instructions (the "Agreement") by and among DMB/SVP California Investments, LLC (the "Purchaser"), the Company, and Mission West Executive Aircraft Center, Inc., a wholly owned subsidiary of the Company ("MW Aircraft Center") (the Company and MW Aircraft Center collectively, the "Company" or "Seller") pursuant to which the Company will sell all of its real estate assets (the "Assets") to Purchaser for a purchase price of $42,000,000 in cash. The Company will satisfy all secured and unsecured indebtedness related to the real estate assets with proceeds from the sale; this indebtedness will approximate $31,300,000 at the scheduled time of closing of the transaction. The Company's shareholders are being asked to approve the Agreement and the transactions contemplated thereby. The Company's obligations under the Agreement are conditioned upon, among other things, approval by the Company's shareholders of the Agreement and the transactions contemplated thereby.

Subsequent to the consummation of the transactions contemplated by the Agreement (the "Closing"), the Company is expected to have net assets of approximately $11,900,000 consisting almost exclusively of cash and cash equivalents and will have no operating business. After the Closing, the Company intends to consider making a substantial dividend distribution to shareholders; the Company will then review available strategic alternatives, which may include business or asset acquisitions or a sale of the Company (see "PROPOSED SALE OF REAL ESTATE ASSETS -- Operation of the Company after the Closing" below).


PARTIES TO THE TRANSACTION

The Company is a publicly held corporation that owns and operates commercial real estate projects in southern California and in Arizona. For a more complete description of the Company's business, reference is made to the Company's Annual Report on Form 10-K for the year ended November 30, 1995 which is furnished with this proxy statement. The Company's principal executive offices are located at 6815 Flanders Drive, Suite 250, San Diego, California. The Company's telephone number is (619) 450-3135.

The Purchaser is a real estate investment company whose affiliates own and operate in excess of 2,000,000 square feet of income-producing properties in Arizona and southern California. In addition, Purchaser owns and operates a 436-room luxury hotel in San Diego and is developing a 1,400 acre master-planned community in Tucson, Arizona. The Purchaser's principal executive offices are located at 402 West Broadway, Suite 1290, San Diego, California. The Purchaser's telephone number is (619) 239-7000.

There is no affiliation between the Company and the Purchaser except that Purchaser was introduced to the Company by the spouse of J. Gregory Kasun, the Company's President and Chief Executive Officer. Mrs. Kasun was recently hired as the Chief Financial Officer of an affiliate of the Purchaser.


BACKGROUND AND REASONS FOR THE TRANSACTION

The decision by the Board of Directors to enter into the Agreement with the Purchaser marks the culmination of many months of deliberations in which the Board, together with its advisors, reviewed the strategic alternatives available to the Company and considered a number of possible transactions. The Directors believe that the proposed sale transaction represents the best means for the shareholders to realize value on their investment in the Company.

Consideration of strategies outside of the normal development, leasing, and sales activities of the Company began in 1992 as the Company reduced overhead and conserved its cash resources. In early 1993, the Company and its financial advisors began discussions with a number of potentially interested parties concerning an investment in the Company or a sale of assets or other business combination. One such series of discussions led to a definitive agreement in January 1995 for the sale of substantially all of the Company's assets at an aggregate purchase price of $45,000,000. That proposed transaction was subject to a number of conditions, including the buyer's evaluation of the economic feasibility of the transaction; the buyer elected to terminate the proposed purchase prior to submission thereof to the shareholders for a vote. Also during this period, the Board and its financial advisors attempted a private placement of debt securities to refinance the Company's outstanding mortgage indebtedness; however, the proposed offering was not concluded due to economic and other conditions affecting the southern California real estate markets.

Following the termination of the proposed sale in early 1995, the Board and its financial advisors continued to evaluate possible value recognition transactions for the Company and considered a number of possible business combination, investment, or sale transactions. Management was directed to pursue the sale of three properties not conforming to the profile of the Company's other real estate investments (properties owned in Arizona and Riverside County and the MW Aircraft Center). Discussions with several interested parties reached a serious stage and management and the Company's financial advisors were directed to pursue a number of potential transactions for consideration by the Board. In March 1996, the Purchaser was introduced to the Company by the spouse of Mr. Kasun; Mrs. Kasun was considering employment with an affiliate of that entity. Mr. Kasun advised the Directors and the Company's financial advisors of the possible conflict of interest inherent in a transaction with the Purchaser and the Board determined to have its financial advisor as well as one or more representatives of Triton lead discussions with the Purchaser. The Purchaser, for its part, did not allow Mrs. Kasun to participate in or have any knowledge of the discussions regarding the proposed transaction.

The Board determined that discussions should continue in earnest with the Purchaser and representatives of the Company, Triton, and the Company's financial advisor negotiated the terms of a definitive agreement for the sale of substantially all of the Company's real estate assets, reporting to the Board on the status of such negotiations informally and at several special meetings of the Directors. The form of definitive agreement (the "Definitive Agreement") was reviewed with the Directors at a special meeting held June 28, 1996 at which time the Board authorized the proper officers to execute and deliver the definitive agreement and set a record date of July 24, 1996 for the special meeting of shareholders to consider and vote on the proposed transaction with Purchaser.

The Board of Directors has determined (with Director Webb dissenting) that the transaction with the Purchaser under the terms of the Definitive Agreement is in the best interests of the Company and its shareholders. In making this determination, the Board considered the months of effort during which management and its advisors entertained discussions with numerous parties concerning various potential transactions, the expressions of interest received in certain of those transactions, independent advice with respect to valuation of the Company's properties and the pricing of the Purchaser's offer, and an opinion from its financial advisor that the transaction with the Purchaser was fair to the Company's shareholders from a financial point of view. In addition, the Board considered the financial resources of the Purchaser and its affiliates and the likelihood it would be able to close a transaction as well as the Company's negotiated ability to respond to inquiries from other parties and, ultimately, to terminate the transaction with the Purchaser by exercising a "fiduciary out" in the event the Board determines that there exists a superior offer for the Company or its assets. Finally, the Board considered the near- and long-term return to the shareholders of maintaining the existing portfolio of properties in reaching the conclusion to proceed with the transaction with the Purchaser.


OPINION OF FINANCIAL ADVISOR

The Company has retained Slusser Associates, Inc. as its financial advisor in connection with the Board's evaluation of the Company's strategic alternatives. Slusser Associates, Inc. has rendered its opinion (the "Fairness Opinion") that the proposed transaction is fair to the Company's shareholders from a financial point of view. The full text of the Slusser Associates, Inc. Fairness Opinion is attached hereto as Exhibit A.

Slusser Associates, Inc. as a customary part of its investment banking business is engaged in the valuation of businesses and securities in connection with mergers and acquisitions, private placements, and valuations for estate, corporate, and other purposes. Slusser Associates, Inc. will receive a fee for their services to the Company of approximately $265,000, part of which is contingent upon closing the transaction pursuant to the Definitive Agreement. Said firm has, in the past, provided financial advisory services to the Company and has received fees for rendering these services.


SUMMARY OF THE AGREEMENT

The following summary of the terms of the Agreement does not purport to be complete and is qualified in its entirety by reference to the Agreement, a copy of which (without the Exhibits and Schedules thereto) is attached hereto as Exhibit B.


CLOSING

The Closing is scheduled to occur in late August 1996, subject to extension by either party, and in certain cases only by Purchaser, but in no event shall the Closing occur after December 31, 1996.


PURCHASE PRICE

The purchase price for the Assets is $42,000,000 payable in cash at the Closing. The Company will satisfy the secured and unsecured indebtedness related to the Assets from the proceeds of the purchase price.

The purchase price may be reduced up to a maximum $250,000 for physical defects, lease discrepancies, or other such items that may arise as a result of the Purchaser's due diligence review of the Assets. Additionally, under certain circumstances, the Purchaser may elect to exclude the MW Aircraft Center from the Agreement at any time prior to July 24, 1996; the corresponding reduction in purchase price would be an amount agreed upon by both parties, based on the relative value of each asset subject to the Agreement. The Agreement also requires a $1,000,000 retention of the purchase price to be held in escrow for up to one year after the Closing; this $1,000,000 may be used to satisfy Purchaser in the event a breach of Seller's representations and warranties occurs.


ASSETS TRANSFERRED

Pursuant to the terms of the Agreement the Company is selling to Purchaser substantially all of its assets consisting of (a) eight (8) parcels of improved and unimproved land, together with all buildings and improvements thereon, owned by the Company and located in San Diego and Riverside Counties, California, and Maricopa County, Arizona, (b) MW Aircraft Center's leasehold interest in two (2) parcels of land located in San Diego County, together with all buildings, fixtures, equipment, and other improvements owned by MW Aircraft Center and located on such land (the assets described in subsections
(a) and (b) collectively, the "Realty"), (c) subject to certain exclusions as set forth in the Agreement, all furniture, personal property, machinery, apparatus, equipment, and other personal property owned by the Company that is located at the Realty, (d) architectural plans and drawings, soils reports, and environmental analyses or reports relating to Realty, (e) all signs, logos, trade names or styles relating to the trade names owned by the Company, other than the names Mission West Properties and Mission West Executive Aircraft Center or any variations thereon, (f) leases, (g) permits or land use entitlements related to the use, ownership, or occupancy of the Realty, (h) all contracts necessary to operate the business conducted at the Realty, and
(i) all other rights and interests of the Company relating to the Realty.

Pursuant to terms of the Agreement, under certain circumstances, on or before July 24, 1996, Purchaser may elect to exclude the MW Aircraft Center from the Agreement. A corresponding reduction in the purchase price would occur; this reduction would be an amount agreed upon by both parties, based on the relative value of each asset subject to the Agreement.

The Company will satisfy all secured and unsecured indebtedness of the Assets at the time of Closing with the proceeds from sale. The Company will additionally be responsible for all liabilities arising from operation of the real estate through the time of Closing.


REPRESENTATIONS AND WARRANTIES

Section 12.2 of the Agreement contains representations and warranties by the Company customarily made by sellers in transactions of this type, including, without limitation, representations and warranties relating to the absence of
(a) litigation, (b) any notice of violation of any applicable regulation or law (including environmental), (c) environmental contamination, (d) condemnation proceedings affecting the Realty, and (e) known but undisclosed defects or conditions of the Realty that would materially impair the use of the Realty.


CERTAIN COVENANTS PRIOR TO CLOSING

The Company has agreed, prior to Closing, (a) to operate the Realty in the ordinary course of business and to perform all of its obligations as landlord under leases, (b) not to enter into any new leases or amend, terminate, or accept the surrender of any existing leases without the prior consent of Purchaser, (c) to maintain the Realty in at least as good a condition as of the date of the Agreement, (d) not to enter into any contracts or agreements not cancelable upon thirty days' notice pertaining to the Realty without the prior consent of Purchaser, (e) to maintain "All Risk" property insurance on the Realty, and (f) to afford Purchaser and its representatives with access during normal business hours to the Realty for the purpose of inspecting the Realty.


ESCROW ACCOUNT

The Company and Purchaser have opened an escrow account (the "Escrow") with First American Title Insurance Company (the "Escrow Holder"). Purchaser has placed $2,000,000 on deposit (the "Deposit") with the Escrow Holder. In the event Purchaser elects to terminate the Agreement prior to July 24, 1996 (the "Contingency Date"), the Deposit, plus accrued interest, will be released to the Purchaser. In the event the Agreement is terminated after the Contingency Date due to a default by Purchaser, the Deposit, plus accrued interest, will be released to the Company; if the Agreement is terminated after the Contingency Date by the Company, the Deposit and accrued interest will be released to Purchaser. If the Escrow Holder is in possession of the Deposit at the Closing, the Deposit, together with any accrued interest thereon, will be applied to the purchase price of the Assets.


CONTINGENCY PERIOD

Purchaser has until July 24, 1996 (the "Contingency Period") to complete a due diligence review of the Assets and related matters and to determine whether to proceed with the purchase of most or all of the Assets. The Contingency Period may not be extended, except in the case of ongoing survey work.


CONDITIONS TO CLOSING

The obligations of Purchaser to consummate the transactions contemplated by the Agreement are subject to satisfaction of certain conditions, including without limitation (a) receipt of preliminary title reports relating to the Realty and the cure by the Company of any exceptions or discrepancies of title to which Purchaser objects in accordance with the terms of the Agreement, (b) receipt by Purchaser of surveys of the Realty, (c) completion of

Purchaser's due diligence review of the Company and the Assets, (d) receipt of estoppel certificates from at least 85 percent of the Company's continuing tenants in accordance with the terms of the Agreement, and (e) receipt of Seller's certification of representations and warranties made by Seller.

The obligations of the Company to consummate the transactions contemplated by the Agreement are subject to satisfaction of certain conditions, including without limitation (a) each of Purchaser's representations and warranties contained in Section 12.3 of the Agreement being true and correct in all material respects, (b) determination by the Board of Directors of the Company that the Company has no basis for exercising the Fiduciary Out (see "PROPOSED SALE OF REAL ESTATE ASSETS -- Summary of the Agreement -- Termination -- Fiduciary Out" below), and (c) the approval by the Company's shareholders of the Agreement and the transactions contemplated thereby.


TERMINATION

CLOSING DEADLINE: In accordance with the Agreement, the Closing Deadline is September 24, 1996. If the Closing has not occurred on or before the Closing Deadline due to the fact that the Seller has been unable to effect a meeting of shareholders prior to September 12, 1996 to vote on the contemplated transaction, Purchaser may elect to terminate the Agreement and the Escrow without penalty or extend the Closing Deadline to a mutually acceptable date (but in no event may the Closing Deadline be extended beyond December 31, 1996).

LIQUIDATED DAMAGES: In the event the sale of Assets contemplated by the Agreement is not consummated because of a default on the part of Purchaser, then the Agreement will be terminated and the Escrow canceled and the Deposit, plus any accrued interest, will be paid to the Company as liquidated damages.

FIDUCIARY OUT: The Agreement prohibits the Company from actively marketing the Assets or the Company's stock but provides that the Company is entitled to respond to unsolicited inquiries from third parties. The Agreement also provides that until the date seven (7) business days prior to the Closing date, the Company may provide financial information about the Company and the Assets to third parties who request such information and who have signed a confidentiality agreement.

In the event any such third party makes an offer to purchase all or substantially all of the Company's stock or the Assets and the Company's Board of Directors determines that the terms of such offer are economically superior to Purchaser's offer such that acceptance of the offer would be required in the exercise of the Board's fiduciary obligations to the Company's shareholders, then the Company shall have the right (the "Fiduciary Out") to send Purchaser a written notice (a "Fiduciary Out Notice") of such determination.

If the Company elects to send a Fiduciary Out Notice, the sale of Assets to the Purchaser will be terminated and the Company shall pay to Purchaser a fee of $2,000,000 as compensation for Purchaser's loss of the opportunity to purchase the Assets and Purchaser shall be entitled to have the Deposit, and any accrued interest thereon, released from Escrow. The $2,000,000 shall be payable in two increments: (i) $150,000 upon delivery of the Fiduciary Out Notice and (ii) $1,850,000 if, and only if, the Company sells substantially all of the Assets to a third party buyer or if there is a change of control of the Company, in each case within 12 months of the date of the Fiduciary Out Notice. Purchaser will have the option to reinstate its Agreement to purchase the Assets in the event that a third-party transaction causing the Company to deliver a Fiduciary Out Note does not close within 75 days.


REDUCTION OF PURCHASE PRICE

Under terms of the Agreement, the purchase price may be reduced up to a maximum $250,000 for physical defects, lease discrepancies, or other such items that may arise as a result of the Purchaser's due diligence review of the Assets. In the event physical defects exceeding an aggregate $250,000 are discovered, Purchaser may elect to cancel the Agreement.

HOLDBACK OF PURCHASE PRICE

Under the terms of the Agreement, at the Closing, the Escrow Holder shall retain $1,000,000 in escrow (the "Holdback"). This Holdback, or any portion thereof, may be accessed for a period of up to one year following the Closing as satisfaction to Purchaser for any breaches by the Company of any of the representations and warranties made by the Company contained in the Agreement. To the extent the Holdback is not released to Purchaser, the Holdback shall be released to the Company at the end of the one-year period.


OTHER AGREEMENTS

TAXES AND RECORDING FEES: All sales and use taxes incurred in connection with the sale of the personal property in accordance with the terms of the Agreement and all documentary transfer taxes will be borne by the Company.
All costs of processing fees and recording all documents necessary to convey title to the Realty and leases will be borne by Purchaser.

TITLE INSURANCE: The Company will bear that portion of the cost of the policies of title insurance attributable to a CLTA owner's standard coverage title insurance policy, plus the cost of such endorsements as may be reasonably required in order for the Company to convey good and marketable title to the Realty and leases. All other costs of the title insurance policies, including the cost of any special or custom endorsements requested by Purchaser that relate to matters other than marketability of title, will be borne by Purchaser.

ESCROW COSTS: The Company and Purchaser will each pay one-half (1/2) of the costs of Escrow; provided, however, that in the event Escrow fails to close because of a default by Purchaser, costs of Escrow incurred through the date Escrow is canceled will be borne by Purchaser and in the event Escrow fails to close because of a default by the Company, costs of Escrow incurred through the date Escrow is canceled will be borne by the Company.

SHAREHOLDER AGREEMENTS: The Company's largest shareholder, Triton Group Ltd. and Directors Kasun and Nelson, holding an aggregate 752,871 shares (54.91%) of the Company's issued and outstanding shares, have agreed to vote their shares to approve the Agreement and the transactions contemplated thereby, subject to the exercise of the Fiduciary Out.


REGULATORY REQUIREMENTS

To the best knowledge of the Company, there are no federal or state regulatory requirements that must be complied with, nor are there any such governmental consents or approvals that must be obtained in connection with the transactions contemplated by the Agreement.


APPRAISAL RIGHTS

Based upon the Company's Articles of Incorporation and Bylaws and upon applicable California law, there are no rights of appraisal or similar rights of dissenters with respect to the sale of Assets contemplated by the Agreement.


ACCOUNTING TREATMENT

The transactions contemplated by the Agreement will be accounted for as a sale of assets. An estimated loss on sale of assets, if any, and the related selling costs will be determined and recorded at the conclusion of the due diligence period.

FEDERAL INCOME TAX CONSEQUENCES

FEDERAL INCOME TAX CONSEQUENCES TO SHAREHOLDERS

The sale of the Assets to Purchaser will not have a direct federal income tax consequence to the Company's shareholders. If the Company distributes a significant portion of the resulting cash to the shareholders, such distribution would be a taxable transaction to the shareholders for federal income tax purposes and may also be a taxable transaction under applicable state, local, foreign, and other tax laws. In general, for federal income tax purposes, a shareholder would recognize dividend income to the extent of the Company's current or cumulative earnings and profits; thereafter, the distribution would be considered a return of capital, reducing the basis of the stock owned (capital gain would result if distributions are in excess of the shareholder's basis in the stock). A gain or loss on sale would be realized by a shareholder at the time he/she sells the stock and would be equal to the difference between the shareholder's sales proceeds and the basis of the stock owned. The Board of Directors has not determined whether or to what extent to make a distribution to shareholders following completion of the transaction (see "PROPOSED SALE OF REAL ESTATE ASSETS -- Operation of the Company after the Closing" below).

The federal income tax discussion set forth above is included for general information purposes only and may not apply to taxpayers with special circumstances such as shareholders who are not citizens or residents of the United States. The tax consequences to shareholders may vary depending on the actions of the Company following consummation of the transactions contemplated by the Agreement. No information is provided herein as to state, local, foreign, or other tax consequences. Shareholders should consult their own tax advisors to determine the particular federal, state, local, foreign, and other tax consequences to them of the sale of Assets contemplated by the Agreement and subsequent actions of the Company.


FEDERAL INCOME TAX CONSEQUENCES TO THE COMPANY

The sale of Assets contemplated by the Agreement will constitute a taxable disposition of assets for federal income tax purposes and may result in an insignificant tax gain or loss to the Company.


VOTE REQUIRED

The affirmative vote of holders of a majority of the outstanding shares of the Company's stock, either voting in person or by proxy, is necessary to approve the Agreement and the transactions contemplated thereby. Shareholders holding an aggregate 752,871 shares (54.91%) of the Company's outstanding shares have agreed to vote their shares to approve the Agreement and the transactions contemplated thereby (see "PROPOSED SALE OF REAL ESTATE ASSETS -- Other Agreements -- Shareholder Agreements" above).


RECOMMENDATION OF THE BOARD OF DIRECTORS

The Board of Directors of the Company believes the consummation of the Agreement is in the best interests of the Company and its shareholders, and recommends that the shareholders of the Company vote to approve the Agreement. The Board of Directors believes the purchase price for the Assets is fair and equitable to the Company and its shareholders. In recommending that shareholders approve the Agreement and the transactions contemplated thereby, the Board considered the prospects for continued operation of the Company's properties on an independent basis, the likelihood of raising capital to support an acquisition of other properties, and expressions of interest in acquiring the Company from independent third parties as well as advice from the Company's financial advisors and the Fairness Opinion rendered by the financial advisor (see "PROPOSED SALE OF REAL ESTATE ASSETS -- Background and Reasons for the Transaction" above).

     THE BOARD OF DIRECTORS HAS DETERMINED THAT THE PROPOSED
     TRANSACTION IS IN THE BEST INTERESTS OF THE COMPANY AND ITS
     SHAREHOLDERS AND RECOMMENDS A VOTE IN FAVOR OF THE TRANSACTION.


INTEREST OF COMPANY MANAGEMENT IN THE SALE OF ASSETS

The Company is a party to employment separation agreements with each of its executive officers. Each agreement provides that the officer be retained as a consultant to the Company upon termination of employment other than for cause, or upon resignation following a reduction in salary or benefits not shared with all other employees of the Company, a reduction in corporate title, or a relocation of the officer's place of work greater than 50 miles from the Company's current headquarters. While a consultant, a former officer would receive a consulting fee equal to the individual's annual base salary immediately before termination, paid in a lump-sum or monthly installments during the consulting period, which ranges from 12 to 24 months. While a consultant, the former officer would continue to be eligible to participate in medical, dental, and life insurance programs generally available to the Company's employees, for which the officer would contribute 50 percent of any applicable premiums, and would be reimbursed for actual, pre-approved expenses incurred while performing consulting services. While the transaction with the Purchaser will not, in itself, trigger benefits for such individuals under the agreements, in the event that their employment is terminated by the Company or deemed terminated following the transaction, such individuals will be entitled to the benefits provided thereunder.

Certain of the Company's Directors and executive officers have been granted options to purchase shares of the Company's stock. These options were granted under incentive and Director stock option plans and under a separate nonqualified grant. Options granted through the stock option plans vest ratably over a five-year period; these plans contain acceleration clauses that, upon completion of the Agreement as contemplated, would cause immediate vesting of all unvested options (24,520 shares). Unvested options covered by the nonqualified grant would not be affected by the contemplated Agreement.


OPERATION OF THE COMPANY AFTER THE CLOSING

Upon the Closing, after satisfying its accrued liabilities, and assuming that all real estate assets are sold, the Company will have net assets of approximately $11,900,000 consisting principally of cash and cash equivalents, and will have no operating business.

The Company's Board of Directors currently intends to consider a substantial distribution of such assets to the shareholders by way of dividend. The Company may also seek to acquire, merge, consolidate, or otherwise combine with an operating business or sell the remaining shell of the Company. To date, the Board has not determined to make a distribution in any manner or amount. Although the Company has been in discussions with one potential acquisition candidate, no definitive agreement has been reached with such party. In evaluating whether and to what extent to make a distribution to shareholders, the Board will consider the Company's obligations to its creditors, its liabilities to the Purchaser under its representations and warranties in the Agreement, and its other cash requirements. There can be no assurance that the Company will be able to acquire or combine with any business, or that such business will be profitable. The Company will be relying on a number of sources to identify potential candidates. Following completion of the sale transaction, the Company anticipates making a careful review of continuing general and administrative expenses, which currently approximate $84,000 per month. It is likely that such expenses will be curtailed by reductions in staff and other appropriate measures.

Pending distribution and/or an acquisition or business combination, the Company's cash will be invested as management of the Company deems prudent, which may include, but will not be limited to, certificates of deposit, mutual funds, money-market accounts, or United States Government securities. The Company will attempt to invest the Company's cash in a manner that will not result in the Company's being deemed to be an investment company under the Investment Company Act of 1940. In this regard, while the foregoing investments are intended to be temporary (i.e., for a period during which the Company is determining its future course of action), any such investments deemed by the Securities and Exchange Commission not to be temporary, may result in the Company being required to register as an investment company.

While the Board currently believes that pursuing an acquisition or business combination in conjunction with a distribution to the shareholders is in the shareholders' best interest, it may subsequently decide to pursue other options available to the Company, such as liquidating the Company. Such other options will be considered if the Board determines that it cannot successfully acquire, merge, consolidate, or otherwise combine with an operating business in a timely manner. It is anticipated that the Company's Common stock will be delisted by the American Stock Exchange in the event that a business combination transaction has not been identified within approximately 90 days from the Closing of the asset sale transaction.

In the event that the Company proposes to engage primarily in the business of investing or trading in securities, or otherwise invest its cash in investment securities having a value in excess of 40 percent of its total assets (exclusive of Government Securities, certificates of deposit, and other cash items), the Company may be deemed to be an investment company and therefore may be required to register under and become subject to the Investment Company Act of 1940. Any such registration could have an adverse impact upon the Company and its operations.


SELECTED FINANCIAL DATA

The Selected Financial Data as set forth in the Company's fiscal year 1995 Annual Report on Form 10-K supplied herewith, under "Item 6 -- Selected Consolidated Financial Data" is incorporated herein by reference. This data should be read in conjunction with the Company's financial statements and Management's Discussion and Analysis of Financial Condition and Results of Operations with respect thereto as contained in the Annual Report on Form 10-K. The financial information for each of the five (5) years in the period ended November 30, 1995, has been derived from historical financial statements of the Company that have been audited by Price Waterhouse LLP, independent certified public accountants, as set forth in their opinions thereon.


STOCK PRICE

The Company's Common stock is listed on the American and Pacific Stock Exchanges. On June 28, 1996, the last trading day prior to the public announcement of the sale of Assets, the high, low, and closing sales price of the Company's Common stock was $6.75 per share.


INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the fiscal year ended November 30, 1995, is incorporated herein by reference and made a part hereof.


INDEPENDENT ACCOUNTANTS

The Company's independent accountants are Price Waterhouse LLP. A representative of Price Waterhouse LLP is expected to attend the special meeting, will have an opportunity to make a statement if he or she desires to do so and will be available to respond to appropriate questions.

                          OTHER MATTERS

The Directors know of no other matters to be presented for action at the special meeting. As to any matter that may properly come before the meeting, the proxies confer discretionary authority on the persons named therein and those persons will vote the proxies in accordance with their best judgment with respect thereto.


                                 By Order of the Directors

                                    Katrina L. Thompson
                                         Secretary



July       , 1996
San Diego, California

SLUSSER ASSOCIATES, INC.                                               EXHIBIT A
One Citicorp Center, Suite 5100
153 East 53rd Street
New York, New York 10022

(212) 355-5233 - Fax (212) 752-3646

Peter Slusser



CONFIDENTIAL
- - - ------------


June 28, 1996

Board of Directors
Mission West Properties
8615 Flanders Drive
San Diego, California  92121

Gentlemen:

You have requested our opinion from a financial point of view concerning the fairness of the transaction described below to the present stockholders of Mission West Properties (the "Company"). The Company and DMB/SVP California Investments, LLC ("DMB/SVP") have today entered into an Agreement of Purchase and Sale and Joint Escrow Instructions dated June 28, 1996 (the "Agreement") pursuant to which DMB/SVP will acquire the Real Estate assets of the Company and its subsidiaries. We understand that, pursuant to the Agreement, DMB/SVP will pay to the Company, as consideration, forty-two million dollars ($42,000,000), subject to certain contingencies. It is our understanding that substantially all of the proceeds net of expenses and repayment of debts will be distributed to the Shareholders of Mission West.

In connection with this opinion, we have made such reviews, analysis and inquiries as we have deemed necessary and appropriate under the circumstances. Among other things we have:

1. Reviewed certain publicly available financial statements and other information of the Company;

2.   Made certain inquiries as to the financial status of the owners of DMB/SVP;

3. Reviewed certain internal financial statements and other financial and operating data concerning the Company prepared by management, including management's estimate of future cash flows;

4. Reviewed with management their estimates as to the possible cash distribution available to Shareholders pursuant to the Agreement;

5. Compared the financial performance of the Company and the prices and trading activity of the Company's common stock with that of certain other generally comparable publicly-traded companies and their securities;

Mission West Properties
Page Two
June 28, 1996


6. Reviewed the terms, to the extent publicly available, of certain generally comparable acquisition transactions;

7. Met or spoke with representatives of the Company and the DMB/SVP and their legal advisors;

8.   Reviewed the Agreement; and

9. Conducted such other studies, analysis and inquiries as we deemed appropriate.

We have assumed and relied upon without independent verification the accuracy and completeness of the information reviewed by us for the purposes of this opinion. We have assumed and relied upon the accuracy of the estimates by management as to the amount of the cash to be distributed to the Shareholders, without assuming any responsibility for independent verification or calculation thereof. In connection with such estimates and with respect to the financial projections for the Company, we have relied upon and assumed, without independent verification, that they have been reasonably prepared and reflect the best currently available data and judgments of management. We have not performed an appraisal of the physical assets of the Company or its subsidiaries for the purposes of this opinion.

We have acted as financial advisor to the Board of Directors of the Company in respect to the transaction outlined in the Agreement. We will receive a fee for our services, part of which is contingent upon closing the transaction pursuant to the Agreement. We have in the past provided financial advisory services to the Company, and we have received fees for rendering these services.

Based upon the foregoing, and in reliance thereon, it is our opinion that the above described transaction is fair from a financial point of view to the present Mission West shareholders.

Slusser Associates, Inc. as a customary part of its investment banking business is engaged in the valuation of businesses and securities in connection with mergers and acquisitions, private placements, and valuations for estate, corporate and other purposes. This letter is prepared solely for the use of the Board of Directors of Mission West Properties.


                              Very Truly Yours,

                              Slusser Associates, Inc.



                              By  /s/ Peter Slusser
                                 ----------------------

                                                                       EXHIBIT B







                         AGREEMENT OF PURCHASE AND SALE

                          AND JOINT ESCROW INSTRUCTIONS

                                  By and Among

                      DMB/SVP CALIFORNIA INVESTMENTS, LLC,

                                    AS BUYER

                                       and

                             MISSION WEST PROPERTIES

                                       and

                  MISSION WEST EXECUTIVE AIRCRAFT CENTER, INC.,

                                    AS SELLER

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
1.   KEY BUSINESS TERMS. . . . . . . . . . . . . . . . . . . . . . . . . . .   2
     1.1  Date of this Agreement . . . . . . . . . . . . . . . . . . . . . .   2
     1.2  Parties' Addresses . . . . . . . . . . . . . . . . . . . . . . . .   2
     1.3  Deposit. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2
     1.4  Escrow Holder. . . . . . . . . . . . . . . . . . . . . . . . . . .   2
     1.5  Scheduled Closing Date . . . . . . . . . . . . . . . . . . . . . .   2
     1.6  Contingency Period . . . . . . . . . . . . . . . . . . . . . . . .   2
     1.7  Contingency Period Extension . . . . . . . . . . . . . . . . . . .   2
     1.8  Due Diligence. . . . . . . . . . . . . . . . . . . . . . . . . . .   2
     1.9  Closing Deadline . . . . . . . . . . . . . . . . . . . . . . . . .   2
     1.10 Target Date for Seller's Shareholders' Meeting . . . . . . . . . .   2
     1.11 Purchase Price . . . . . . . . . . . . . . . . . . . . . . . . . .   2

2.   DEFINITIONS AND EXHIBITS  . . . . . . . . . . . . . . . . . . . . . . .   3
     2.1  Defined Terms. . . . . . . . . . . . . . . . . . . . . . . . . . .   3
     2.2  Exhibits.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7

3.   TRANSACTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7
     3.1  Agreement to Purchase and Sell . . . . . . . . . . . . . . . . . .   7
     3.2  Parties' Intent. . . . . . . . . . . . . . . . . . . . . . . . . .   7

4.   PURCHASE PRICE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
     4.1  Amount . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
     4.2  Payment and Holdback . . . . . . . . . . . . . . . . . . . . . . . . 8
     4.3  Seller's Covenant Re Existing Loans. . . . . . . . . . . . . . . . . 8

5.   EARNEST MONEY DEPOSIT . . . . . . . . . . . . . . . . . . . . . . . . . . 8
     5.1  Deposit Into Escrow. . . . . . . . . . . . . . . . . . . . . . . . . 8
     5.2  After Opening of Escrow. . . . . . . . . . . . . . . . . . . . . . . 8
     5.3  [Intentionally Deleted.] . . . . . . . . . . . . . . . . . . . . . . 9
     5.4  Deposit as Liquidated Damages. . . . . . . . . . . . . . . . . . . . 9

6.   ESCROW. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
     6.1  Opening of Escrow. . . . . . . . . . . . . . . . . . . . . . . . . . 9
     6.2  Close of Escrow. . . . . . . . . . . . . . . . . . . . . . . . . . . 9
     6.3  Execution of Additional Escrow Instructions. . . . . . . . . . . .  10
     6.4  Apportionment of Closing Costs . . . . . . . . . . . . . . . . . .  10
     6.5  Deliveries by Seller . . . . . . . . . . . . . . . . . . . . . . .  11
     6.6  Deliveries by Buyer. . . . . . . . . . . . . . . . . . . . . . . .  12
     6.7  Joint Deliveries . . . . . . . . . . . . . . . . . . . . . . . . .  12
     6.8  Prorations and Credits . . . . . . . . . . . . . . . . . . . . . .  13
     6.9  Post-Closing Adjustments to Prorations . . . . . . . . . . . . . .  14
     6.10 Tenant Security Deposits . . . . . . . . . . . . . . . . . . . . .  14
     6.11 Release of Holdback. . . . . . . . . . . . . . . . . . . . . . . .  14

7.   TITLE MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
     7.1  Preliminary Title Reports. . . . . . . . . . . . . . . . . . . . .  15
     7.2  Surveys. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
     7.3  Title Insurance. . . . . . . . . . . . . . . . . . . . . . . . . .  16
     7.4  Reinsurance. . . . . . . . . . . . . . . . . . . . . . . . . . . .  16

                                TABLE OF CONTENTS
                                   (continued)

                                                                            PAGE
                                                                            ----
8.   CONDITIONS TO BUYER'S OBLIGATIONS . . . . . . . . . . . . . . . . . . .  16
     8.1  General. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
     8.2  Due Diligence Review . . . . . . . . . . . . . . . . . . . . . . .  17
     8.3  Due Diligence Materials. . . . . . . . . . . . . . . . . . . . . .  18
     8.4  Conclusion of Due Diligence Review . . . . . . . . . . . . . . . .  19
     8.5  Accuracy of Seller's Representations and Warranties. . . . . . . .  19
     8.6  Entry on Realty; Indemnification by Buyer. . . . . . . . . . . . .  19
     8.7  Delivery of Due Diligence Materials by Buyer.. . . . . . . . . . .  20

9.   CONDITIONS TO SELLER'S OBLIGATIONS. . . . . . . . . . . . . . . . . . .  20
     9.1  Seller's Conditions. . . . . . . . . . . . . . . . . . . . . . . .  20
     9.2  Fiduciary Out. . . . . . . . . . . . . . . . . . . . . . . . . . .  20

10.  LEASES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
     10.1 Operation of Realty. . . . . . . . . . . . . . . . . . . . . . . .  23
     10.2 Estoppel Certificates. . . . . . . . . . . . . . . . . . . . . . .  23
     10.3 Delinquent Rents . . . . . . . . . . . . . . . . . . . . . . . . .  24

11.  MISCELLANEOUS COVENANTS BY SELLER . . . . . . . . . . . . . . . . . . .  24
     11.1 Construction Contracts . . . . . . . . . . . . . . . . . . . . . .  24
     11.2 Assignment of Warranties . . . . . . . . . . . . . . . . . . . . .  24
     11.3 Public Disclosure. . . . . . . . . . . . . . . . . . . . . . . . .  24

12.  REPRESENTATIONS AND WARRANTIES. . . . . . . . . . . . . . . . . . . . .  25
     12.1 "As-Is" Transaction. . . . . . . . . . . . . . . . . . . . . . . .  25
     12.2 Representations and Warranties by Seller . . . . . . . . . . . . .  25
     12.3 Representations and Warranties by Buyer. . . . . . . . . . . . . .  27
     12.4 Termination of Representations and Warranties. . . . . . . . . . .  28

13.  DAMAGE, DESTRUCTION AND CONDEMNATION. . . . . . . . . . . . . . . . . .  28
     13.1 Risk of Physical Loss. . . . . . . . . . . . . . . . . . . . . . .  28
     13.2 Condemnation . . . . . . . . . . . . . . . . . . . . . . . . . . .  28

14.  MISCELLANEOUS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29
     14.1 Waiver.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29
     14.2 Attorneys' Fees. . . . . . . . . . . . . . . . . . . . . . . . . .  29
     14.3 Notices. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29
     14.4 Entire Agreement . . . . . . . . . . . . . . . . . . . . . . . . .  30
     14.5 Successors . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30
     14.6 Assignment . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30
     14.7 Choice of Laws . . . . . . . . . . . . . . . . . . . . . . . . . .  30
     14.8 Headings . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30
     14.9 Counterparts . . . . . . . . . . . . . . . . . . . . . . . . . . .  30
    14.10 Brokers and Finders. . . . . . . . . . . . . . . . . . . . . . . .  30
    14.11 No Offer . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30
    14.12 Limitation of Liability. . . . . . . . . . . . . . . . . . . . . .  30
    14.13 Jurisdiction and Venue . . . . . . . . . . . . . . . . . . . . . .  31
    14.14 Lease to MWP . . . . . . . . . . . . . . . . . . . . . . . . . . .  31
    14.15 Arbitration. . . . . . . . . . . . . . . . . . . . . . . . . . . .  31

                         AGREEMENT OF PURCHASE AND SALE

                          AND JOINT ESCROW INSTRUCTIONS


     This AGREEMENT OF PURCHASE AND SALE AND JOINT ESCROW INSTRUCTIONS (the "Agreement") is made as of this 1st day of July 1996 by and among DMB/SVP CALIFORNIA INVESTMENTS, LLC, an Arizona limited liability company (the "Buyer"), MISSION WEST PROPERTIES, a California corporation ("MWP"), and MISSION WEST EXECUTIVE AIRCRAFT CENTER, INC., a California corporation ("MWEAC"), with reference to the facts set forth in the Recitals below.


                                    RECITALS

     A. MWEAC is a wholly-owned subsidiary of MWP. Hereafter, MWP and MWEAC may sometimes be collectively referred to as the "Seller."

     B. MWP is the owner of nine (9) parcels of improved and unimproved land ("MWP's Land"), as generally described on the Schedule of MWP's Land attached hereto as Exhibit "A-1." Seven (7) parcels of MWP's Land are located in San Diego and Riverside Counties, California. Two (2) parcels of MWP's Land are located in Maricopa County, Arizona.

     C. The parcels of MWP's Land which are improved with Improvements (as defined below) are referred to individually as a "Property" and collectively as the "Properties." The one parcel of MWP's Land which is unimproved is referred to as the "Unimproved Parcel."

     D. MWEAC is leasing two (2) parcels of land ("MWEAC's Leaseholds") from the County of San Diego (the "Ground Lessor") pursuant to (1) a certain Aviation Lease dated May 24, 1988, as amended by a certain First Amendment to Aviation Lease dated March 12, 1991 and a certain Second Amendment to Aviation Lease dated June 1, 1993 (collectively, the "MWEAC I Ground Lease") and (2) a certain Aviation Lease dated March 4, 1992 (the "MWEAC II Ground Lease"). Hereafter, the MWEAC I and II Ground Leases may sometimes be collectively referred to as the "MWEAC Ground Leases." MWEAC's Leaseholds are generally described on the Schedule of MWEAC's Leaseholds attached as Exhibit "A-2."

     E. MWEAC owns the Improvements located on MWEAC's Leaseholds (the "Leasehold Improvements"). Hereafter, MWEAC's Leaseholds and the Leasehold Improvements may sometimes be collectively referred to as the "Leasehold Properties."

     F. MWP's Land and MWEAC's Leaseholds are legally described on Exhibits "A-3" and "A-4," respectively.

     G. Hereafter, the Properties, the Unimproved Parcel, MWEAC's Leaseholds and the Leasehold Improvements may sometimes be collectively referred to as the "Realty." The Realty constitutes substantially all of Seller's Assets (as defined below).

     H. Seller desires to sell the Realty and certain other Assets of Seller related thereto and Buyer desires to purchase the Realty and such other Assets, all as more fully provided below in this Agreement.

     I. The parties are executing this Agreement to memorialize their understanding concerning the purchase and sale of the Realty and such other Assets of Seller.

                                    AGREEMENT

     NOW, THEREFORE, in consideration of the above Recitals and the mutual covenants and conditions contained below in this Agreement, the parties hereby agree as follows:

1.    KEY BUSINESS TERMS

 1.1  DATE OF THIS               The date specified in the
      AGREEMENT:                 Preamble to this Agreement.

 1.2  PARTIES'        Buyer:     DMB/SVP CALIFORNIA INVESTMENTS,
      ADDRESSES:                 LLC
                                 402 West Broadway, Suite 1290
                                 San Diego, CA 92101
                                 Attn: Robert G. Sarver

                                 Facsimile No.: (619) 239-7999

                      Seller:    MISSION WEST PROPERTIES
                                 6815 Flanders Drive, Suite 250
                                 San Diego, CA 92121-3914
                                 Attn: J. Gregory Kasun

                                 Facsimile No.:  (619) 450-1618

 1.3  DEPOSIT:                   The earnest money deposit to be made
                                 by Buyer in the amount of Two Million
                                 Dollars ($2,000,000)

 1.4  ESCROW HOLDER:             FIRST AMERICAN TITLE INSURANCE COMPANY
                                 411 Ivy Street
                                 San Diego, CA 92101

                                 Facsimile No.:  (619) 231-4696

 1.5  SCHEDULED CLOSING          August 23, 1996, subject to extension
      DATE:                      pursuant to Section 6.2(b)

 1.6  CONTINGENCY                Commencing on the Date of this
      PERIOD:                    Agreement and terminating on July 24, 1996

 1.7  CONTINGENCY PERIOD         None
      EXTENSION:

 1.8  DUE DILIGENCE              As specified in Section 8.3
      DELIVERY DATE:

 1.9  CLOSING DEADLINE:          Initially, September 24, 1996, subject
                                 to extension pursuant to Section 6.2(d)

 1.10 TARGET DATE FOR            August 14, 1996
      SELLER'S SHAREHOLDERS'
      MEETING

 1.11 PURCHASE PRICE:            Forty-Two Million Dollars
                                 ($42,000,000)

2.    DEFINITIONS AND EXHIBITS

     2.1 DEFINED TERMS. Terms used in this Agreement which begin with initial capital letters are defined terms which shall have the meanings ascribed to them in the Recitals above, in this Section 2.1 below, or elsewhere in this Agreement. Terms defined in this Section 2.1 are as follows:

     "ACQUISITION PRICE."  As defined in Section 8.2(d)(1) below.

     "A-LEASES." All leases affecting the Realty under which Seller is the landlord which are not B-Leases and which are in effect on the Date of this Agreement or which are executed subsequent thereto in accordance with the provisions of Section 10.1. The A-Leases include month-to-month leases, as listed on the Rent Rolls.

     "ASSETS." The assets of Seller to be purchased by Buyer pursuant to this Agreement, consisting of:

              (1) The Realty,

              (2) The Personal Property,

              (3) The Property Reports,

              (4) The Intangible Property,

              (5) The Leases, including all security deposits made by the
                  Tenants under the Leases,

              (6) The Permits,

              (7) The Continuing Service Contracts, and

              (8) All other rights and interests of Seller relating to the
                  Realty.

     "A-TENANTS."  The tenants under the A-Leases.

     "B-LEASES." All month-to-month leases with the tenants of the airport facilities which are located on MWEAC's Leaseholds.

     "B-TENANTS."  The tenants under the B-Leases.

     "BREAK-UP FEE."  As defined in Section 9.2(f) below.

     "BUYER'S CLOSING CERTIFICATE." The certificate of Buyer to be provided to Seller pursuant to Section 9.1(a) below at the Closing, certifying that Buyer's representations and warranties in Section 12.3 are true and correct in all material respects on and as of the Closing Date, without material adverse exceptions.

     "BUYER'S REPORTS."  As defined in Section 8.7 below.

     "CHANGE IN CONTROL."  As defined in Section 9.2(f)(2) below.

     "CLOSING" or "CLOSE OF ESCROW." The recordation of the Deeds and the MWEAC Ground Lease Assignments and the concurrent disbursement of Buyer's funds to Seller in consequence thereof.

     "CLOSING DATE."  The date upon which the Close of Escrow occurs.

     "CLOSING DEADLINE." The date specified in Section 1.9 above as the last date by which the subject transaction must occur, as more fully provided in
Section 6.2(c) below. The Closing Deadline may be extended until December 31, 1996, as provided in Section 6.2(d) below.

     "CODE."  The Internal Revenue Code of 1986, as amended.

     "CONTINGENCY PERIOD." The period of time specified in Section 1.6 for Buyer to conduct its due diligence review of the Assets.

     "CONTINUING SERVICE CONTRACTS." The Service Contracts to be assumed by Buyer and assigned to Buyer at the Closing, as provided in Section 8.2(e) below. The Continuing Service Contracts shall specifically include the Gibbs Agreement.

     "DEEDS." The Grant Deeds conveying to Buyer title to the Properties, the Leasehold Improvements and the Unimproved Parcel.

     "DEPOSIT."  The earnest money deposit to be made by Buyer pursuant to
Section 5.1 in the amount specified in Section 1.3 above.

     "DISAPPROVED EXCEPTIONS." The exceptions or discrepancies to title for the Realty described in the Preliminary Reports and/or the Surveys to which Buyer objects by written notice to Seller and Escrow Holder within the Title Review Period or the Survey Review Period, as the case may be. Any Disapproved Exceptions shall have an adverse effect on the value of the Realty.

     "DUE DILIGENCE MATERIALS."  As defined in Section 8.3 below.

     "EARNOUT PERIOD."  As defined in Section 9.2(f) below.

     "ENVIRONMENTAL LAWS." As defined in the definition of "Hazardous Materials" below in this Section 2.1.

     "ESCROW." That certain escrow to be opened with the Escrow Holder in respect of this Agreement and the transfer of the Realty, as more fully provided in Article 6 below.

     "ESCROW HOLDER." The company responsible for the Escrow, as specified in Section 1.4 above.

     "FIDUCIARY OUT."  As defined in Section 9.2 below.

     "FIDUCIARY OUT NOTICE."  As defined in Section 9.2(d) below.

     "GIBBS AGREEMENT." That certain Management Agreement dated December 1, 1989 between MWEAC, as owner, and Gibbs Flite Center, Inc., as manager.

     "GROUND LESSOR."  As defined in Recital D above.

     "HAZARDOUS MATERIALS." Any wastes, materials or substances (whether in the form of liquids, solids or gases, and whether or not air-borne), which are or are deemed to be pollutants or contaminants, or which are or are deemed to be hazardous, toxic, ignitable, reactive, corrosive, dangerous, harmful or injurious, or which present a risk, to public health or to the environment, or which are regulated by or under the authority of any applicable local, state or federal laws, judgments, ordinances, orders, rules, regulations, codes or other governmental restrictions, guidelines or requirements, any amendments or successor(s) thereto, replacements thereof or publications promulgated pursuant thereto (collectively, the "Environmental Laws").

     "HOLDBACK."  As defined in Section 4.2(b) below.

     "HOLDBACK PERIOD." The one (1) year period beginning on the Close of Escrow and ending on the first anniversary thereof.

     "IMPROVEMENTS." All buildings, fixtures, equipment (including without limitation mechanical, heating, ventilation and air conditioning systems) and other improvements located upon the Realty at the Closing.

     "INTANGIBLE PROPERTY." All signs, logos, trade names or styles relating to the trade names listed on the Schedule of Intangible Property attached hereto as Exhibit E, if any, owned by Seller as of the Closing Date. The Intangible Property shall not include the names "Mission West Properties," "Mission West Executive Aircraft Center," or any variations thereof.

     "JOINT REPAIR ESTIMATE."  As defined in Section 8.2(c)(3) below.

     "LEASES."  The A-Leases and the B-Leases, collectively.

     "LEASE CHANGES."  As defined in Section 10.1(a) below.

     "LEASE DISCREPANCIES."  As defined in Section 10.2(b) below.

     "LEASEHOLD IMPROVEMENTS."  As defined in Recital E above.

     "LEASEHOLD PROPERTIES."  As defined in Recital E above.

     "MONETARY LIENS."  As defined in Section 7.1(b) below.

     "MWEAC GROUND LEASES."  As defined in Recital D above.

     "MWEAC GROUND LEASE ASSIGNMENTS." The instruments assigning the MWEAC Ground Leases from Seller to Buyer.

     "MWEAC'S LEASEHOLDS."  As defined in Recital D above.

     "MWP'S LAND."  As defined in Recital B above.

     "OPENING OF ESCROW." The date on which the Escrow is opened as indicated by the date on the signature page of this Agreement as the date on which the Escrow Holder accepted the Escrow and agreed to be bound by the escrow instructions contained in this Agreement.

     "OPERATING EXPENSES." Expenses incurred in the maintenance and operation of the Realty which are separately charged or billed to the Tenants.

     "PERMITS." All those governmental permits or land use entitlements obtained by, vested in or in the possession of Seller which are related to the use, ownership or occupancy of the Realty. The Permits include by way of illustration building permits and certificates of occupancy.

     "PERMITTED EXCEPTIONS." The exceptions or discrepancies to title for the Realty as shown on the Preliminary Reports and/or the Surveys which are not Disapproved Exceptions. The Permitted Exceptions shall include without limitation non-delinquent property taxes and assessments, but not supplemental taxes for improvements to the Realty made before the Close of Escrow.

     "PERSONAL PROPERTY." All furniture, personal property, machinery, apparatus, equipment and other personal property owned by Seller which are located on the Realty and listed on the Schedule of Personal Property attached hereto as Exhibit B; provided, however, that it is understood that Buyer is not purchasing any Personal Property which may be located in Seller's corporate offices at 6815

Flanders Drive, Suite 250, San Diego, CA 92121, even though such corporate offices are located in a building which is part of the Realty.

     "PHYSICAL DEFECTS." Any defects or deficiencies in the physical condition of any part of the Realty which would cost more than Five Hundred Dollars ($500) to correct or repair in each instance; provided, however, that Physical Defects shall not include ordinary wear and tear of the Improvements.

     "POST-CLOSING R&W BREACH."   A material breach of Seller's
representations and warranties contained in Section 12.2 of this Agreement which is discovered or identified by Buyer during the Holdback Period.

     "PRE-CLOSING DATE." The date on which Buyer and Seller shall meet to verify the status of the transaction contemplated in this Agreement in order to insure that the Closing will occur on the Scheduled Closing Date. On the Pre-Closing Date, the parties shall (1) begin the calculation of amounts to be prorated at the Closing and the allocation of the Purchase Price among the Assets other than the Realty and (2) determine whether all deliveries due each party to the other have been made, whether the final form of documents to be delivered by each party at the Closing has been agreed on, whether Buyer's lender is in a position to fund the portion of the Purchase Price to be borrowed by Buyer, and such other matters as may be appropriate or necessary. The Pre-Closing Date shall occur seven (7) business days before the Scheduled Closing Date, as the same may be extended.

     "PRELIMINARY REPORTS." The preliminary title reports issued by the Title Company describing the state of title to the Realty.

     "PROPERTY" OR "PROPERTIES."  As defined in Recital C above.

     "PROPERTY REPORTS." All reports relating to the Realty prepared by third party engineers, architects and other professionals which may be in Seller's possession, including without limitation architectural plans and drawings, soils reports, and environmental audits or analyses or other similar reports.

     "PRORATED LEASES."  As defined in Section 6.8(e) below.

     "PRORATION DATE." The date and time for prorating all amounts to be prorated between Buyer and Seller, as more fully provided in Section 6.8(a) below.

     "PURCHASE PRICE." The amount specified in Section 1.11 above to be paid for the Assets pursuant to Section 4.1 below.

     "REALTY."  As defined in Recital G above.

     "RENT ROLLS." The rent rolls for the Realty dated May 1996 attached hereto as Exhibit "C."

     "SELLER'S ACTUAL KNOWLEDGE." The actual knowledge of Seller after (1) due inquiry of its current employees, officers, and directors, and (2) a review of its books, records and files.

     "SELLER'S CLOSING CERTIFICATE". The certificate of Seller to be provided to Buyer pursuant to Section 8.5 below at the Closing, certifying that Seller's representations and warranties in Section 12.2 are true and correct in all material respects on and as of the Closing Date, without material adverse exception.

     "SERVICE CONTRACTS." Those contracts relating to the maintenance and operation of the Realty, including without limitation utility contracts, water and sewer contracts, maintenance contracts, janitorial service contracts, management contracts, and any other contracts of a similar nature. The Service Contracts are listed on Exhibit "F."

     "SITUS STATE." Each state in which the various portions of the Realty are located.

     "SURVEYS." The ALTA surveys of the Realty to be provided to Buyer by Seller pursuant to Section 7.2 below.

     "SURVEY REVIEW PERIOD." Ten (10) business days from and after the date on which Buyer receives the last of the Surveys.

     "TENANTS."  The A-Tenants and the B-Tenants, collectively.

     "THIRD PARTY BUYERS."  As defined in Section 9.2(a) below.

     "THIRD PARTY OFFERS."  As defined in Section 9.2(b) below.

     "TITLE COMPANY." The title insurance division of Escrow Holder which is responsible for issuing the Preliminary Reports and the Title Policies.

     "TITLE POLICIES."  As defined in Section 7.3 below.

     "TITLE REVIEW PERIOD." Ten (10) business days from and after the date on which Buyer receives the Preliminary Reports, together with copies of all documents giving rise to the title exceptions contained therein.

     "UNIMPROVED PARCEL."  As defined in Recital C above.

     2.2 EXHIBITS. The Exhibits attached to this Agreement and incorporated into this Agreement by this reference consist of the following:

      Exhibit "A-1"   --   Schedule of MWP's Land
      Exhibit "A-2"   --   Schedule of MWEAC's Leaseholds
      Exhibit "A-3"   --   Legal Description of MWP's Land
      Exhibit "A-4"   --   Legal Description of MWEAC's Leaseholds
      Exhibit "B"          --   Schedule of Personal Property
      Exhibit "C"          --   Rent Rolls dated May 1996
      Exhibit "D"          --   Schedule of Prorated Leases
      Exhibit "E"          --   Schedule of Intangible Property
      Exhibit "F"          --   Schedule of Service Contracts

3.   TRANSACTION

     3.1 AGREEMENT TO PURCHASE AND SELL. Subject to all of the terms, conditions and provisions of this Agreement, Seller hereby agrees to sell and Buyer hereby agrees to buy the Assets for the consideration set forth in this Agreement.

     3.2  PARTIES' INTENT.

          (a) GENERAL. It is expressly agreed that, if Buyer does not terminate this Agreement and the Escrow before the end of the Contingency Period, Buyer must purchase all of the Assets and may not elect to purchase only portions of the Assets, subject, however, to Section 8.2(d)(2) below. The parties intend that Buyer will purchase the Assets on an "as is" basis, as more fully provided below, and that all monetary liens and encumbrances encumbering the Realty will be discharged and paid in full by the Seller at the Close of Escrow, excluding, however, the lien of Municipal Improvement Bond No. 151 filed in the Office of the Treasurer of the City of Riverside, which is commonly referred to as the "Clay Street Assessment Bond" which affects the Western Metal Lath Property. Prior to the Opening of Escrow, Buyer has evaluated the economic and financial feasibility of purchasing the Assets, subject to Seller's verifying the Acquisition Price under the MWEAC Ground

Leases. Notwithstanding anything in this Agreement to the contrary, it is agreed that by executing this Agreement Buyer waives the right to terminate this Agreement for reasons relating to such economic matters, including without limitation Buyer's inability to obtain financing to purchase the Assets.

          (b) SCOPE OF BUYER'S DUE DILIGENCE. The parties intend that, subject to verification of the Acquisition Price under the MWEAC Ground Leases, Buyer's due diligence review of the Assets shall be limited to (1) verifying the accuracy of Seller's representations and warranties and (2) investigating matters relating to the state of title and the physical condition of the Assets, i.e. the physical condition and integrity of the Improvements, the condition of the soils of the Realty, the presence of Hazardous Materials in, on or under the Realty, and other concerns or matters which are customarily addressed or considered in Phase I and/or Phase II environmental assessments or investigations of real property in Southern California. As a result, the Deposit shall be deemed to be non-refundable upon deposit into the Escrow and shall be payable to Seller as liquidated damages if Buyer terminates this Agreement and cancels the Escrow for any reason other than (1) a default by Seller, (2) as expressly permitted Buyer in Article 13 or elsewhere in this Agreement, or (3) as a result of Buyer's exercise of its termination rights pursuant to Section 8.2(c) below.

4.   PURCHASE PRICE

     4.1  AMOUNT.  The Purchase Price shall be the amount specified in
Section 1.11. On or before the end of the Contingency Period, the parties shall agree on an allocation of the Purchase Price among the various parcels which comprise the Realty. Such allocation of the Purchase Price shall be used for all purposes, including the calculation of real property transfer taxes. The Purchase Price may be adjusted pursuant to Section 8.2(c)(3) and
Section 8.2(d).

     4.2  PAYMENT AND HOLDBACK.

          (a) PAYMENT. The Purchase Price shall be paid in full in cash on the Closing Date at which time the Assets shall be delivered to Buyer as provided in this Agreement. The Purchase Price shall be paid in lawful currency of the United States of America in the form required by Escrow Holder. After payment of closing costs payable by Seller and amounts required to pay or discharge liens encumbering the Realty, the balance of the Purchase Price, less the Holdback, shall be paid to Seller.

          (b) HOLDBACK. At the Close of Escrow, Escrow Holder shall retain in the Escrow a portion of the Purchase Price equal to One Million Dollars ($1,000,000) (the "Holdback"). The Holdback shall be invested in U.S. Government securities or bank insured deposits. Interest accrued on the Holdback shall be paid to Seller. The Holdback shall be released from Escrow as provided in Section 6.11 below.

     4.3 SELLER'S COVENANT RE EXISTING LOANS. As additional consideration for the purchase of the Assets, Seller covenants that it shall not further encumber the Assets with any additional debt without the prior written consent of Buyer, whose consent may be withheld in Buyer's sole and absolute discretion.

5.   EARNEST MONEY DEPOSIT

     5.1 DEPOSIT INTO ESCROW. Within one (1) business day after the Opening of Escrow, Buyer shall place the Deposit with the Escrow Holder. The Deposit shall be placed in an interest bearing account at the direction of Buyer.
All interest earned on such account shall belong to and be credited to Buyer, subject, however, to Seller's rights under Section 5.4.

     5.2 AFTER OPENING OF ESCROW. Once deposited into the Escrow, the Deposit shall remain in the Escrow until released to Buyer or Seller, as the case may be, or credited against the Purchase Price, all as provided in this Agreement. If Buyer terminates this Agreement and cancels the Escrow before the expiration of the Contingency Period, the Deposit, plus accrued interest, shall be promptly paid to Buyer. If Seller and Buyer complete the purchase of the Assets in accordance with this

Agreement, the Deposit, plus accrued interest, shall be applied to the payment of the Purchase Price. If the purchase and sale of the Assets is not so completed and this Agreement terminates for any reason other than a default by Buyer under this Agreement, then the Deposit, plus all accrued interest, shall be promptly returned to Buyer upon such termination of this Agreement. In the event of a default by Buyer under this Agreement, the provisions of Section 5.4 shall apply to the Deposit and the interest accrued thereon.

     5.3  [INTENTIONALLY DELETED.]

     5.4  DEPOSIT AS LIQUIDATED DAMAGES.

          (a) GENERAL. IN EVENT THE SALE OF THE ASSETS AS CONTEMPLATED IN THIS AGREEMENT IS NOT CONSUMMATED BECAUSE OF A DEFAULT ON THE PART OF BUYER, THIS AGREEMENT AND THE ESCROW SHALL BE TERMINATED AND THE DEPOSIT (INCLUDING ALL INTEREST EARNED FROM THE INVESTMENT THEREOF) SHALL BE PAID TO AND RETAINED BY SELLER AS LIQUIDATED DAMAGES PURSUANT TO CALIFORNIA CIVIL CODE SECTIONS 1671 AND 1677. THE PARTIES ACKNOWLEDGE THAT SELLER'S ACTUAL DAMAGES IN EVENT OF A DEFAULT BY BUYER WOULD BE EXTREMELY DIFFICULT OR IMPRACTICABLE TO DETERMINE. THEREFORE, BY INITIALING BELOW, THE PARTIES ACKNOWLEDGE THAT THE DEPOSIT, PLUS ACCRUED INTEREST, HAS BEEN AGREED UPON, AFTER NEGOTIATION, AS THE PARTIES' REASONABLE ESTIMATE OF SELLER'S DAMAGES AND AS SELLER'S EXCLUSIVE REMEDY AGAINST BUYER IN THE EVENT OF A DEFAULT ON THE PART OF BUYER PRIOR TO THE CLOSE OF ESCROW.

Buyer:  _/s/________________    Seller:  _/s/____________________

          (b) OTHER REMEDIES. Notwithstanding anything in this Section 5.4 to the contrary, Buyer agrees that Seller's entitlement to retain the Deposit as liquidated damages is intended to compensate Seller only for damage arisings from the failure of Buyer to timely purchase the Property in accordance with this Agreement, and neither the existence of nor enforcement by Seller of such remedy shall restrict or prejudice Seller's rights or remedies to: (1) recover attorneys' fees and legal expenses in the event that Buyer objects to or otherwise impedes the release of the Deposit by Escrow Holder to Seller in the event of Buyer's default under this Agreement; (2) enforce any indemnification obligations of Buyer provided for in this Agreement or as a matter of law; and/or (3) assert any and all claims for damages or for any other relief if Buyer commences any action or proceeding against Seller.

6.   ESCROW

     6.1 OPENING OF ESCROW. Within two (2) business days after the execution of this Agreement by both parties, a signed copy of this Agreement shall be deposited by Seller with the Escrow Holder in order to open the Escrow. Escrow Holder shall signify its acceptance of the Escrow and its agreement to be bound by the escrow instructions contained in this Agreement by signing the signature page hereto in the space provided and sending Buyer and Seller an executed original of such signature page. Escrow Holder is hereby authorized and instructed to act in accordance with the provisions of this Agreement, which, together with Escrow Holder's standard, general escrow instructions, shall constitute escrow instructions to Escrow Holder. Seller and Buyer shall each deposit such other instruments and funds as are necessary to close the Escrow and complete the sale and purchase of the Assets in accordance with the terms of this Agreement. In the event of a conflict between the provisions of this Agreement and those of the Escrow Holder's standard or general escrow instructions, this Agreement shall control.

     6.2  CLOSE OF ESCROW.

          (a) GENERAL. Seller and Buyer shall use their best efforts to diligently complete the transaction contemplated in this Agreement in accordance with the schedule set forth in this Agreement. Time is specifically a matter of essence with respect to the performance of the parties' respective obligations under this Agreement.

          (b) SCHEDULED CLOSING DATE. The Escrow is scheduled to close at the offices of the Escrow Holder on the Scheduled Closing Date specified in
Section 1.5, as the same may be extended. The Scheduled Closing Date shall not change except as provided in this Section 6.2(b). If Seller's shareholders' meeting is not held by the date specified in Section 1.10, the Scheduled Closing Date shall be extended to a date which is seven (7) business days after the such shareholders' meeting is held. If such shareholders' meeting is not held on or before September 12, 1996, and the Closing Deadline is extended pursuant to Section 6.2(d), the Scheduled Closing Date shall be extended to a date which is seven (7) business days before the then applicable Closing Deadline. Buyer and Seller may also extend the Scheduled Closing Date by mutual written agreement or pursuant to Section 8.2(c)(2).

          (c) CLOSING DEADLINE. Except in the event of a failure of Seller to convey the Assets to Buyer in breach of this Agreement, in no event shall the Closing occur after the Closing Deadline specified in Section 1.10, as the same may be extended pursuant to Section 6.2(d). If, through no fault of Seller or Buyer, the Closing has not occurred by the Closing Deadline, as the same may be extended pursuant to Section 6.2(d), Seller, in its sole discretion, may elect to: (1) terminate this Agreement and the Escrow without penalty by sending written notice of termination to Buyer and Escrow Holder, or (2) extend the Closing Deadline to a mutually acceptable date. If Seller elects to send a notice of termination pursuant to the preceding sentence, Escrow Holder shall return all documents and funds deposited into the Escrow to the party which deposited same and the costs of escrow cancellation shall be paid as provided in Section 6.2(e).

          (d) EXTENSION OF CLOSING DEADLINE. If Seller is unable to hold a shareholders' meeting to approve the transaction contemplated in this Agreement by September 12, 1996, Buyer shall have the right to extend the Closing Deadline in one or more instances so that such shareholders' meeting may be held; provided, however, that in no event shall the Closing Deadline be extended beyond December 31, 1996. If Buyer so elects to extend the Closing Deadline, Buyer shall give Seller and Escrow Holder written notice to such effect on or before the expiration of the then applicable Closing Deadline. The length of each extension of the Closing Deadline shall be made in consultation with Seller in order to ascertain the amount of time which Seller estimates will be required to hold such shareholders' meeting. Buyer and Seller may also extend the Closing Deadline by mutual written agreement or pursuant to Section 8.2(c)(2).

          (e) CONSEQUENCES OF FAILURE TO CLOSE. If the Escrow fails to close because of a breach of this Agreement by Buyer, the costs incurred in connection with the Escrow through the date of termination, including without limitation the cost of the Preliminary Reports, shall be paid by Buyer and Buyer shall be liable to pay Seller the liquidated damages specified in
Section 5.4. If the Escrow fails to close because of a breach of this Agreement by Seller, such costs, without limitation of Buyer's remedies, shall be paid by Seller. If the Escrow fails to close for any reason other than a breach by Seller or Buyer, the cost of terminating the Escrow shall be divided equally between the parties.

     6.3 EXECUTION OF ADDITIONAL ESCROW INSTRUCTIONS. If Escrow Holder requires additional escrow instructions, the parties agree to execute such supplemental instructions as counsel for Seller and Buyer shall mutually approve, and which do not substantively change this Agreement or the obligations of the parties under this Agreement.

     6.4 APPORTIONMENT OF CLOSING COSTS. If the Closing does not occur, the costs and expenses of the Escrow shall be paid as provided in Section 6.2(e).
 If the Closing occurs, the costs and expenses of the Escrow shall be paid as follows:

          (a) SHARED COSTS. Buyer and Seller shall each pay one-half (1/2) of the costs of the Escrow.

          (b) SELLER'S COSTS. Seller shall pay (1) the portion of the cost of the Title Policies equal to the cost of CLTA owner's standard coverage title insurance policies, plus the cost of such endorsements thereto as may be reasonably required in order for Seller to convey good and marketable title to the Realty and assign the MWEAC Ground Leases to Buyer; (2) all documentary transfer taxes; and (3) all sales and use taxes payable with respect to the sale of the Personal Property. Beginning on the Pre-Closing Date, the parties shall agree on the allocation of the Purchase Price among the Assets other than the Realty.

          (c) BUYER'S COSTS. Buyer shall pay (1) all costs of recording all documents to be recorded in order to convey title to the Realty and assign MWEAC's Ground Leases to Buyer; (2) the cost of the premiums for the Title Policies in excess of the portion to be paid by Seller; (3) the cost of any special or custom endorsements to the Title Policies requested by Buyer which relate to matters other than marketability of title, e.g., zoning and subdivision map act endorsements; (4) the cost of the Surveys; and (5) all other costs incurred by Buyer in the course of its due diligence review of the Assets.

     6.5  DELIVERIES BY SELLER.

          (a) LISTING. On or before the Scheduled Closing Date, Seller shall deposit into the Escrow, for delivery to Buyer at the Close of Escrow, the following documents:

              (1) The Deeds, fully executed, in recordable form, sufficient to convey marketable and good fee simple title to the Properties, the Unimproved Parcel and the Leasehold Improvements, subject only to the Permitted Exceptions;

              (2) An Assignment of A-Leases assigning the A-Leases and Seller's post-Closing obligations thereunder from Seller to Buyer;

              (3) An Assignment of B-Leases assigning the B-Leases and Seller's post-Closing obligations thereunder from Seller to Buyer;

              (4) Estoppel Certificates from the A-Tenants in form mutually acceptable to the parties, subject, however, to Section 10.2 below;

              (5) Notices of Lease Assignment in form mutually acceptable to the parties duly executed by Seller to be sent by Buyer to the A-Tenants and the B-Tenants after the Closing;

              (6) An Assignment of Contracts assigning the Continuing Service Contracts to Buyer;

              (7)  The Assignment of Warranties to be delivered pursuant to
Section 11.2 below, including all written warranties in Seller's possession;

              (8)  A Bill of Sale for the Personal Property;

              (9) The Rent Rolls Update dated as of the Closing Date, containing the information required to update the Rent Rolls attached hereto as Exhibit C;

              (10) An Assignment of Permits assigning the Permits to Buyer, including originals or, if necessary, copies of all Permits in Seller's possession;

              (11) An Assignment of Intangible Property assigning the Intangible Property to Buyer;

              (12) The Tenant Improvement Construction Schedule pursuant to
Section 11.1 below;

              (13) Such funds as may be necessary to comply with Seller's obligations under this Agreement regarding prorations and assignment of the security deposits made by the Tenants;

              (14) The contents of Seller's files for the Leases, including all correspondence with the Tenants, tenant ledger cards, keys, books, records (or copies thereof) and other items used in connection with the operation of the Realty;

              (15) The original, executed copy of each of the MWEAC Ground Leases, each A-Lease and each B-Lease, including any amendments thereto. If the original executed copy of any such Lease cannot be located, a copy of the missing original Lease shall be certified as true and correct by Seller. The Leases shall be delivered to Buyer outside of the Escrow at Buyer's offices and Escrow Holder is not to be concerned with delivery of the Leases;

              (16) The certificate concerning changes in Seller's representations and warranties after the Date of this Agreement provided for in Section 12.2(b) below;

              (17) The original, executed copy of each Continuing Service Contract;

              (18) The original, executed copies of the Estoppel
Certificates; and

              (19) Seller's Closing Certificate pursuant to Section 8.5.

          (b) FORM. All of the foregoing instruments and documents described above in this Section 6.5 shall be in form reasonably satisfactory to both Buyer and Seller. Buyer and Seller shall agree on the form of such instruments and documents during the Contingency Period or such later date as they may mutually agree on.

     6.6  DELIVERIES BY BUYER.

          (a) LISTING. On or before the Schedule Closing Date, Buyer shall deposit into the Escrow, for delivery to Buyer at the Close of Escrow, the following:

              (1) The balance of the Purchase Price, taking into account any credits due Buyer for security deposits of Tenants and otherwise under this Agreement;

              (2) Buyer's Closing Certificate pursuant to Section 9.1(a) below; and

              (3) Such other certificates or documents as may be reasonably required of Buyer to complete the transactions contemplated in this Agreement.

          (b) FORM. All of the foregoing instruments and other documents described above in this Section 6.6 shall be in form reasonably satisfactory to both Buyer and Seller. Buyer and Seller shall agree on the form of such instruments and documents no later than five (5) business days before the Scheduled Closing Date.

     6.7 JOINT DELIVERIES. On or before the Scheduled Closing Date or such other times as may be specified in this Agreement, Buyer and Seller shall jointly deposit into the Escrow the following:

          (a) The Joint Proration Statement setting forth the prorations of income and expenses relating to the Assets, as more fully provided in Section
6.8 below;

          (b) The MWEAC Ground Lease Assignments, fully executed by Seller, Buyer and the Ground Lessor, in the form prescribed by the Ground Lessor and approved by Buyer;

          (c) The Joint Security Deposit Statement pursuant to Section 6.10 below;

          (d) The Joint Schedule of Delinquent Rents pursuant to Section 10.3 below; and

          (e) The Joint Repair Estimate pursuant to Section 8.2(c)(3) below.

     6.8  PRORATIONS AND CREDITS.

          (a) GENERAL. All prorations provided for in this Agreement shall be made as of the Proration Date on the basis of a thirty (30) day month or three hundred sixty (360) day year. All prorations shall be made through the Escrow unless otherwise specified in this Agreement. All revenues and all expenses of the Realty shall be prorated and apportioned as of 12:01 a.m. on the Closing Date, so that Seller shall bear all expenses with respect to the Realty and shall have the benefit of all revenues with respect to the Realty through and including midnight of the day (the "Proration Date") preceding the Closing Date. For purposes of this Agreement, the term "revenues" shall include any rent, and Operating Expenses payable to Seller by the Tenants under the Leases. Any revenue or expense item which cannot be ascertained with certainty as of the Closing Date shall be prorated on the basis of the parties' reasonable estimates of any such items. A statement (the "Joint Proration Statement") setting forth such agreed prorations signed by Buyer and Seller shall be delivered to Escrow Holder at least two (2) business days before the Scheduled Closing Date. Escrow Holder shall not be required to calculate any prorations provided for in this Section 6.8. As soon as practicable after the Closing, the parties shall make appropriate adjustments to prorations of items which were based on estimates, as more fully provided in Section 6.9 below.

          (b) OPERATING EXPENSES. Certain of the Leases, both the A-Leases and the B-Leases, are net leases which require the Tenants thereunder to pay estimates of Operating Expenses for their respective premises. Seller makes annual (calendar year) reconciliations of such Operating Expenses in order to reconcile (on a cash basis) the receipts of estimated Operating Expenses from the Tenants with the Operating Expenses actually paid for the relevant calendar year. The reconciliation of Operating Expenses collected for calendar year 1995 has been completed. Payments of Operating Expenses by Tenants for calendar year 1996 shall be prorated in the same manner as rent pursuant to Section 6.8(a). Any prepayments by Seller of expenses for the Realty which are to be billed to the Tenants as Operating Expenses for 1996 shall be prorated in the same manner as other items subject to proration.

          (c) PREPAID RENTS. Any prepaid rents under the Leases which are allocable to the period following the Closing shall be credited to Buyer at the Closing.

          (d) TAXES, UTILITIES, ETC. Other items to be prorated by Buyer and Seller shall include property taxes on the Realty and the Personal Property, payments under any Continuing Service Contracts (provided that any delinquent payments owing to Seller shall be treated in the same manner as delinquent rents under the Leases), water, gas, electricity and other utility charges, any unfixed meter charges, if any (apportioned on the basis of the last meter reading), license and permit fees and other expenses customarily prorated. Items prorated pursuant to this Section 6.8(d) shall be listed on the Joint Proration Statement.

          (e) LEASE BROKERAGE COMMISSIONS. The parties intend that brokerage commissions payable for the Leases which are listed on Exhibit "D" or which are Lease Changes (collectively, the "Prorated Leases") shall be prorated as of the Closing. Such prorations shall be handled through the Escrow. Prorations shall be made in proportion to the portion of the term (without regard to any unexercised options to extend or renew) of the Prorated Leases which are attributable to the period after the Closing. Seller shall be responsible for the portion of any brokerage commissions payable with respect to the Prorated Leases which are attributable to the period before the Closing, while Buyer shall be responsible for the portion of any such brokerage commissions which is attributable to the period after the Closing. In order to effect such prorations before the Scheduled Closing Date, Seller shall deliver to Buyer and Escrow Holder an updated version of the Schedule of Prorated Leases, if necessary to reflect any Lease Changes which may occur after the Date of this Agreement. All brokerage commissions currently due and payable with respect to the Leases listed on the attached

Rent Rolls shall be paid by Seller and any such brokerage commissions which may be due after Closing with respect to such Leases shall be credited to Buyer at the Closing. Prorations of brokerage commissions shall be listed on the Joint Proration Statement.

          (f) TENANT IMPROVEMENT COSTS. The parties also intend that any amounts expended or to be expended by Seller for the construction of tenant improvements for the Tenants under the Prorated Leases shall be prorated in the same manner as provided for in Section 6.8(e) for the proration of brokerage commissions under the Prorated Leases. Prorations of tenant improvements costs shall be listed on the Joint Proration Statement. See also Section 11.1 below.

          (g) INSURANCE PREMIUMS. Insurance premiums shall not be prorated. Seller shall be entitled to all insurance premium refunds on its insurance policies. Buyer shall obtain its own insurance coverages for the Realty in form and amount satisfactory to Buyer and its lenders.

          (h) LEASE TERMINATION PAYMENTS. Buyer shall be entitled to the full amount of any lease termination payments paid to Seller before the Closing by Tenants pursuant to contractual rights to terminate any of the Leases, in whole or in part.

     6.9 POST-CLOSING ADJUSTMENTS TO PRORATIONS. No later than sixty (60) days after the Closing, the parties shall finalize any estimated prorations made at the Closing. After the end of said 60-day period, no further adjustments to such prorations shall be made. Either party owing the other party money based on adjustments made to estimated prorations after the Closing Date shall promptly pay the sum due to the other party, plus, if payment is not made within ten (10) days after mutual agreement on the final adjustments to the prorations, interest thereon at the rate ten percent (10.0%) per annum to the date of payment. Any amounts so due Buyer from Seller may be paid from the Holdback.

     6.10 TENANT SECURITY DEPOSITS. Buyer shall receive a credit against the Purchase Price for any security deposits paid to Seller by the Tenants.
Buyer and Seller shall deposit into the Escrow before the Scheduled Closing Date a jointly signed statement (the "Joint Security Deposit Statement") listing all such security deposits by Tenant name.

     6.11 RELEASE OF HOLDBACK.

          (a) GENERAL. The parties intend that the Holdback shall be released to Buyer or Seller, as the case may be, as provided in this Section
6.11. In the event that Buyer believes that a Post-Closing R&W Breach has occurred, Buyer may seek to have the Holdback released to Buyer pursuant to
Section 6.11(b). To the extent not released to Buyer, the Holdback shall be released to Seller as provided in Section 6.11(c) below.

          (b) RELEASE TO BUYER.

              (1) If, during the Holdback Period Buyer believes that a Post-Closing R&W Breach has occurred, Buyer shall send Seller and Escrow Holder a written notice (the "Claim Notice"), describing in reasonable detail the nature of the Post-Closing R&W Breach and the reason why Buyer believes that a breach of Seller's representations and warranties has occurred. Upon receipt of a Claim Notice, Seller shall have five (5) business days in which to evaluate the Claim Notice and to request that Buyer provide additional information with respect thereto. If Seller agrees with the Claim Notice, Buyer and Seller shall promptly attempt to agree on the cost of curing or correcting the matter described in the Claim Notice. If Buyer and Seller are unable to agree on (A) the validity of the claim asserted in the Claim Notice, or (B) the cost of correcting the matter described therein within fifteen (15) days after Seller's receipt of the Claim Notice, the dispute shall be submitted to arbitration pursuant to Section 14.15. Buyer shall have no right to send a Claim Notice as to any matter contained or disclosed in any of Buyer's Reports or in the Due Diligence Materials.

              (2) Upon a final determination of the cost of curing or correcting the matter described in a Cure Notice, Escrow Holder shall immediately release to Buyer a portion of the Holdback in the amount required to pay such cost.

              (3) Notwithstanding anything in this Agreement to the contrary, it is expressly understood and agreed that in the event a Post-Closing R&W Breach occurs, Buyer's sole recourse against Seller for damages and any other form of legal or equitable relief shall be to seek to have the Holdback released to Buyer. Buyer hereby waives the right to seek to collect damages or any other form of legal or equitable relief from Seller due to a Post-Closing R&W Breach.

          (c) RELEASE TO SELLER. Upon the end of the Holdback Period, Escrow Holder shall promptly release to Seller the full amount of the Holdback remaining in the Escrow, plus accrued interest; provided, however, that if Buyer and Seller have not yet resolved a Claim Notice timely filed by Buyer before the end of the Holdback Period, Escrow Holder shall retain in the Escrow an amount reasonably estimated to pay for the cost of curing or correcting the matter described in the unresolved Claim Notice. Upon final resolution of the subject Claim Notice, all funds then remaining in the Escrow shall be distributed to the party or parties entitled thereto.

7.   TITLE MATTERS

     7.1  PRELIMINARY TITLE REPORTS.

          (a) REVIEW. As soon as reasonably possible after the Opening of Escrow, the Title Company shall deliver to Buyer the Preliminary Reports, together with copies of all instruments giving rise to the exceptions contained in the Preliminary Reports. Buyer shall have until the end of the Title Review Period to send Seller and Escrow Holder written notice of any Disapproved Exceptions shown on the Preliminary Reports. Should Buyer fail to timely send Seller and Escrow Holder written notice of the Disapproved Exceptions, the Preliminary Reports shall be deemed approved.

          (b) REMOVAL OF DISAPPROVED EXCEPTIONS. In the event Buyer timely sends notice of Disapproved Exceptions, Seller shall have until five (5) business days before the Scheduled Closing Date, as the same may be extended, to attempt, using its best efforts, to remove all Disapproved Exceptions. Seller shall be obligated to remove or clear recorded liens or encumbrances securing monetary obligations (hereafter, "Monetary Liens") by paying the amounts secured thereby or, if necessary, the posting of bonds to clear Monetary Liens which cannot be discharged or released at the Closing. Upon receipt of notice of Buyer's Disapproved Exceptions, Seller shall, as to Disapproved Exceptions other than Monetary Liens, undertake to use its best efforts to remove such items or advise Buyer that it shall not be able to remove such items. Seller shall not be obligated to initiate litigation or expend more than One Thousand Dollars ($1,000) in the aggregate to remove any Disapproved Exceptions other than Monetary Liens. After consulting with Seller, Escrow Holder shall obtain demands for payment from each lien holder of record whose Monetary Lien is to be discharged at the

Close of Escrow. After approval of such demands by Seller, Escrow Holder shall pay such demand at the Close of Escrow using funds deposited into the Escrow for that purpose.

          (c) INABILITY TO CURE. In the event Seller cannot remove from title any Disapproved Exception other than Monetary Liens by the Scheduled Closing Date, as the same may be extended, Buyer shall have the right to elect to: (1) waive the Disapproved Exceptions and purchase the Assets without any reduction in the Purchase Price, or (2) terminate this Agreement and the Escrow. If Buyer elects to so terminate this Agreement, Buyer shall be entitled to receive the Deposit, plus accrued interest.

     7.2  SURVEYS.

          (a) GENERAL. As soon as practicable after the Opening of Escrow, Seller shall supply Buyer with copies of all Surveys of the Realty which Seller has in its possession. If additional Surveys or updates to the available Surveys are required, Seller shall be responsible for procuring all such additional Surveys and Survey updates. If the Escrow does not close for any reason, Seller shall pay for the cost of the additional Surveys and Survey updates. All Surveys shall be prepared in accordance with ALTA/ASCM standards and be in a form sufficient for the Title Company to issue the Title Policies.

          (b) DELAYS. Delays in obtaining additional or updated Surveys shall extend the Contingency Period as to Survey matters, but not as to any other matters to be approved by Buyer during the Contingency Period.

          (c) DISAPPROVAL. If Buyer disapproves of any matter shown on the Surveys as a Disapproved Exception, it shall send Seller and Escrow Holder a written notice of disapproval describing in reasonable detail the Disapproved Exceptions before the end of the Survey Review Period. Seller shall, however, have no obligation to correct any Disapproved Exceptions shown on the Surveys. If Buyer disapproves of any Disapproved Exceptions shown on the Surveys and Seller elects not to cure same, Buyer may elect either to: (1) purchase the Assets without any reduction in the Purchase Price, or (2) terminate this Agreement and the Escrow. If Buyer so elects to terminate this Agreement and the Escrow, the Deposit, plus accrued interest, shall be returned to Buyer.

     7.3 TITLE INSURANCE. At the Close of Escrow and as a condition thereto, the Title Company shall issue ALTA owners extended coverage policies of title insurance (the "Title Policies") to Buyer, together with such endorsements as Buyer's counsel may reasonably require, with liability in the amount of the Purchase Price (as allocated to each legal parcel comprising the Realty), showing title to the Realty vested in Buyer, subject only to the Permitted Exceptions. Indemnification of the Title Company by Seller or any other party, in order to induce the Title Company to insure around any otherwise Disapproved Exception, or to obtain any endorsement required by Buyer, shall not be allowed except with the prior written consent of Buyer after full disclosure to Buyer of the nature and substance of the indemnity and the matter to be indemnified against.

     7.4 REINSURANCE. At the request of Buyer, the Title Company shall obtain reinsurance agreements from such companies as Buyer may direct. Such reinsurance agreements shall be in the form of the ALTA Facultative Reinsurance Agreement (revised 1961), and shall include direct access agreements, in such amounts and in such form as shall otherwise be satisfactory to Buyer.

8.   CONDITIONS TO BUYER'S OBLIGATIONS

     8.1 GENERAL. Buyer's obligation to purchase the Assets is subject to the satisfaction of the conditions listed in Sections 7.1, 7.2, 8.2, 8.5 and 10.2(a) on or before the Closing. These conditions are for the benefit of Buyer, any or all of which may be waived by Buyer in writing, at Buyer's sole option.

     8.2  DUE DILIGENCE REVIEW.

          (a) GENERAL. As a condition to Buyer's obligation to purchase the Assets, Buyer shall be entitled to conduct a due diligence review of the Assets. Buyer's due diligence review shall consist of an examination of the Realty and the Due Diligence Materials to be provided by Seller pursuant to
Section 8.3; provided, however, that the scope of such due diligence review shall be limited to the matters specified in Section 3.2(b), subject, however, to the provisions of Section 8.2(d) relating to the verification of the Acquisition Price for the Leasehold Properties. If, after completing its due diligence review of the Assets, Buyer determines not to proceed with the purchase of the Assets, it may do so pursuant to Section 8.4 below. Buyer's due diligence review of the Assets shall be completed within the Contingency Period.

          (b) ASSISTANCE BY SELLER. Seller shall assist Buyer in conducting its due diligence review by delivering the Due Diligence Materials pursuant to Section 8.3 and providing Buyer with access to the Realty pursuant to
Section 8.6. Seller shall also respond to written requests from Buyer for additional information about the Assets which is in Seller's possession.

          (c) CORRECTION OF DEFECTS AND DISCREPANCIES.

              (1) Notwithstanding anything in this Agreement to the contrary, it is agreed that if Buyer identifies Physical Defects, Lease Discrepancies and/or discrepancies in Seller's representations and warranties, Buyer shall send Seller a written notice ("Defect Notice") describing in reasonable detail the Physical Defects, the Lease Deficiencies and/or any such other discrepancies. As to Physical Defects, the Defect Notice shall be sent on or before the end of the Contingency Period. Defect Notices may not be sent as to Physical Defects after the end of the Contingency Period unless Buyer demonstrates that Physical Defects identified after that date constitute a breach of Seller's representations and warranties. As to Lease Discrepancies and/or discrepancies in Seller's representations and warranties, a Defect Notice may be sent at any time before the Scheduled Closing Date.

              (2) Upon receipt of the Defect Notice, Seller shall determine whether it agrees with Buyer's characterization of the matters described in the Defect Notice. If Seller disagrees with Buyer's characterization of such matters, Seller shall send Buyer a written notice (the "Disapproval Notice") to such effect within two (2) business days after receipt of the Defect Notice. The parties shall submit the matter to arbitration pursuant to
Section 14.15 if they are unable to mutually agree on such characterization within five (5) business days after Seller sends Buyer the Disapproval Notice. If the parties agree on the characterization of the matters described in the Defect Notice, the parties shall agree in writing on the cost (the "Cost to Cure") of curing or correcting such matters as soon as practicable before the Scheduled Closing Date. If the parties are unable to agree on the Cost to Cure within five (5) business days after beginning to review the Cost to Cure, the matter shall be submitted to arbitration pursuant to Section 14.15. The Closing shall not occur unless and until the parties have agreed on the characterization of defects or discrepancies described in any Defect Notices sent by Buyer and the Cost to Cure same. Delay in agreeing on such matters shall extend the Scheduled Closing Date and/or the Closing Deadline, as necessary or appropriate.

              (3) After the Cost to Cure is determined, Buyer and Seller shall deposit into the Escrow a joint statement of the estimated Cost to Cure (the "Joint Repair Estimate"). The Joint Repair Estimate shall include the cost of curing Lease Discrepancies, as provided in Section 10.2(b) below. If the amount stated on the Joint Repair Estimate is less than Two Hundred Fifty Thousand Dollars ($250,000), the Escrow shall continue and Buyer shall be entitled to a credit against the Purchase Price in an amount equal to the amount shown on the Joint Repair Estimate. If the amount stated on the Joint Repair Estimate is more that Two Hundred Fifty Thousand Dollars ($250,000), Buyer shall have five (5) business days after completion of the Joint Repair Estimate in which to send Seller and Escrow Holder written notice of Buyer's election to either: (1) continue the Escrow and purchase the Assets or (2) terminate this Agreement and the Escrow. If Buyer elects to continue the Escrow, Buyer shall be entitled to a credit against the Purchase Price in an amount equal to Two Hundred Fifty

Thousand Dollars ($250,000). If Buyer elects to terminate this Agreement and the Escrow, the Deposit, plus accrued interest, shall be refunded to Buyer. In all events, the parties intend that if the Closing occurs, Physical Defects, Lease Discrepancies and other matters described in the Defect Notice shall be corrected or repaired after the Close of Escrow and that Buyer shall have sole responsibility for such repair work.

          (d) LEASEHOLD PROPERTIES.

              (1) Prior to the end of the Contingency Period, Seller shall deliver to Buyer written materials, reasonably satisfactory to Buyer, sufficient to permit Buyer to ascertain (A) the terms and conditions on which the Ground Lessor will consent to the assignment of the MWEAC Ground Leases from Seller to Buyer and (B) the price (the "Acquisition Price") at which the Ground Lessor may acquire, pursuant to Section 27 of the MWEAC Ground Leases, the Leasehold Properties from the lessee under the MWEAC Ground Leases. It is understood that the Acquisition Price may be expressed as a formula or a description of a valuation process, rather than a fixed or absolute number.

              (2) Notwithstanding anything in this Agreement to the contrary, if the Acquisition Price is less than the portion of the Purchase Price allocated to the Leasehold Properties pursuant to Section 4.1, or if, despite Seller's best efforts, the parties are unable to ascertain the Acquisition Price, Buyer shall have the right to either (A) purchase all the Assets with no reduction in the Purchase Price, or (B) purchase all the Assets other than the Leasehold Properties for a reduced Purchase Price equal to the original Purchase Price specified in Section 1.11, less the portion of the Purchase Price allocated to the Leasehold Properties pursuant to Section
4.1. Delays in ascertaining the Acquisition Price shall not extend the Scheduled Closing Date unless the parties otherwise agree in writing.

          (e) CONTINUING SERVICE CONTRACTS. On or before the end of the Contingency Period, Buyer shall send Seller and Escrow Holder a written notice listing those Service Contracts which Buyer desires to be Continuing Service Contracts. Upon receipt of such notice, Seller shall take appropriate steps to terminate at no cost to Buyer, effective as of the Closing, those Service Contracts which are not Continuing Service Contracts. Prorations of income and expenses under the Continuing Service Contracts shall be made as provided above.

     8.3 DUE DILIGENCE MATERIALS. On or before the Opening of Escrow, or such later date on which the Due Diligence Materials may become available, Seller shall provide Buyer with the following materials (the "Due Diligence Materials"):

          (a) Financial records and statements for the Realty consisting of:
(1) monthly operating statements for the Realty for the two (2) immediately preceding twelve (12) month periods and the current year to date, and (2) audited, consolidated annual financial statements for the preceding three (3) fiscal years;

          (b) Access to the Realty by Buyer, its agents or representatives pursuant to Section 8.6 below to inspect the physical condition of every portion thereof, and to determine the availability, capacity and costs of utilities;

          (c) To the extent in the possession of Seller, "as built" mechanical, electrical and structural plans and specifications for the Improvements, and soils reports for the Realty;

          (d) Copies of all of the Leases;

          (e) Copies of all construction and equipment warranties and other contracts or documents relating to the Realty, including a listing of any landlord obligations arising under the Leases which may not be described therein, such as, by example, brokerage commissions due or which may become due, unfinished construction obligations and the like;

          (f) Access to insurance certificates of the Tenants and Tenant payment records;

          (g) Copies of all Property Reports, including any Phase I and Phase II environmental investigations or audits of any part of the Realty, in the possession of Seller;

          (h) Copies of all Permits in the possession of Seller;

          (i) Copies of the Service Contracts;

          (j) Complete copies of all of Seller's files relating to the Realty; and

          (k) The Surveys.

     8.4  CONCLUSION OF DUE DILIGENCE REVIEW.

          (a) GENERAL. On or before the end of the Contingency Period or such later date as may be provided with respect to the Preliminary Reports, the Surveys and the Defect Notices, Buyer shall send Seller and Escrow Holder a written notice (the "Disapproval Notice") of any matters affecting the Assets of which Buyer disapproves. If Buyer fails to timely send a Disapproval Notice, (1) such failure shall constitute a waiver of Buyer's right to terminate this Agreement and the Escrow pursuant to Section 8.2; (2) Buyer shall be deemed to have approved all matters affecting the Assets, including without limitation the state of title to the Realty, subject, however, to the provisions of Section 7.2(b) relating to late delivery of the Surveys; and (3) Buyer shall be obligated to complete the purchase of the Assets.

          (b) CURE BY SELLER. If Buyer timely sends a Disapproval Notice, and the matters listed in the Disapproval Notice are susceptible of cure, Seller shall then have ten (10) business days after receipt of any Disapproval Notice in which to correct the matters listed in the Disapproval Notice; provided, however, that Seller shall have no obligation to correct such matters. If Seller corrects the matters listed in the Disapproval Notice to Buyer's reasonable satisfaction, this Agreement and the Escrow shall remain in full force and effect. If Seller fails to correct any disapproved matters to Buyer's reasonable satisfaction within said 10-day period, or if any matter specified in the Disapproval Notice is not susceptible of being cured, Buyer shall have the right to terminate this Agreement and the Escrow by sending written notice to such effect to Seller and Escrow Holder within fifteen (15) business days after the sending of the Disapproved Notice. Upon such termination, subject to Buyer's obligations under Section 6.2(e) to pay costs of escrow cancellation, Escrow Holder shall promptly refund to Buyer all amounts paid into the Escrow by Buyer, including interest on the Deposit.

     8.5 ACCURACY OF SELLER'S REPRESENTATIONS AND WARRANTIES. On the Closing Date, all representations and warranties made by Seller in Section
12.2 below shall be true and correct in all material respects as if made on the Closing Date and Buyer shall have received Seller's Closing Certificate executed by Seller.

     8.6  ENTRY ON REALTY; INDEMNIFICATION BY BUYER.

          (a) ENTRY. Buyer and its agents, representatives, employees or contractors (hereafter "Buyer's Representatives") are hereby granted the right to enter into the Realty before the Closing for the purpose of inspecting the Realty during normal business hours pursuant to Section 8.3(b). All persons who enter upon the Realty pursuant to the right granted in this Section 8.6 shall do so at their own risk and shall comply with any and all reasonable instructions and directions of Seller.

          (b) INDEMNIFICATION. Buyer shall defend, indemnify and hold Seller and the Realty entirely harmless from and against any loss, damage, injury, liability or claim of any kind or character to any person or property arising from or caused by or arising from (1) any use of or testing of the Realty by Buyer, (2) any act of omission of Buyer or any of Buyer's Representatives,
(3) any accident
on the Realty or any fire or other casualty thereon caused by Buyer or Buyer's Representatives, or (4) any violation or alleged violation by Buyer or Buyer's Representatives of any law or regulation now or hereafter enacted. Such indemnity shall not require payment by Seller as a condition precedent to recovery by Seller.

     8.7 DELIVERY OF DUE DILIGENCE MATERIALS BY BUYER. If Buyer terminates this Agreement for any reason at any time, Buyer shall return to Seller all Due Diligence Materials furnished to Buyer by Seller. In addition, as additional consideration for Seller entering into this Agreement, at the Closing Date, Buyer shall deliver to Seller copies of all reports, studies, and other investigations of the Realty performed by or on behalf of Buyer during its due diligence review of the Assets (hereafter, "Buyer's Reports").

9.   CONDITIONS TO SELLER'S OBLIGATIONS

     9.1 SELLER'S CONDITIONS. Seller's obligation to perform its obligations under this Agreement and convey the Assets to Buyer is subject to the satisfaction of the following conditions on or before the Closing:

          (a) ACCURACY OF BUYER'S REPRESENTATIONS AND WARRANTIES. On the Closing Date, all representations and warranties made by Buyer in Section
12.3 below shall be true and correct in all material respects as if made on the Closing Date and Seller shall have received Buyer's Closing Certificate executed by Buyer.

          (b) NO FIDUCIARY OUT. The Board of Directors of Seller shall have determined that they have no basis for exercising the Fiduciary Out on or before the Pre-Closing Date.

          (c) SHAREHOLDER APPROVAL. Seller's shareholders shall have voted to approve this Agreement and the transaction contemplated herein on or before the date specified in Section 1.10 above, or such later date as may be approved by the parties in writing or may be provided for in this Agreement. Should Seller fail to timely obtain the required shareholder approval and this Agreement and the Escrow are terminated, the Deposit, plus accrued interest, shall be returned to Buyer.

          (d) NO DEFAULT BY BUYER. Buyer shall not be in material default under this Agreement on the Scheduled Closing Date, as the same may be extended.

     9.2 FIDUCIARY OUT. Since the Realty constitutes substantially all of Seller's assets, Seller's Board of Directors has a fiduciary obligation to the public holders of Seller's stock to maximize the current and long term value of their shares in Seller. Accordingly, it is agreed that, notwithstanding anything in this Agreement to the contrary, Seller shall have the right (the "Fiduciary Out") to terminate this Agreement and cancel the Escrow on the following terms and conditions:

          (a) WINDOW SHOPPING BY SELLER. During the period between the Date of this Agreement and the Pre-Closing Date, as the same may be extended, Seller shall be entitled to provide financial information about Seller and the Assets to third parties who request such information and sign a Confidentiality Agreement substantially similar to the one signed by Buyer. The parties intend that this Section 9.2 will provide Seller with an opportunity to sell the Assets or its stock on a so-called "window shop" basis. Accordingly, after the Date of this Agreement, Seller shall cease or cause to cease all active marketing of the Assets or Seller's stock by Seller (or others acting on behalf of Seller) through the use of brokers, financial advisors, advertising or other forms of active solicitation. Seller shall, however, be entitled to respond to inquiries from third parties ("Third Party Buyers") to whom information has been supplied previously, or who may learn of the transaction contemplated in this Agreement through public disclosure thereof.

          (b) THIRD PARTY OFFERS. The Third Party Buyers shall be entitled to make offers (the "Third Party Offers") to purchase all or substantially all of Seller's stock or all the Assets (or in the event that Buyer has elected not to purchase the Leasehold Properties pursuant to Section 8.2(d)(2) above, all the Assets other than the Leasehold Properties).

          (c) PRESENTATION TO SELLER'S BOARD. If Seller's financial advisor recommends that any Third Party Offer should be presented to Seller's Board of Directors, Seller shall provide Buyer with a complete copy of any Third Party Offer(s) so presented promptly after the Board of Directors has had an opportunity to review same.

          (d) FIDUCIARY OUT NOTICE. If, in the opinion of Seller's Board of Directors, the terms of a Third Party Offer are economically superior to the transaction contemplated in this Agreement in that Seller's public shareholders would realize more value as a result of the acceptance of such Third Party Offer and, as a result, in the opinion of Seller's legal counsel, Seller's directors would have a fiduciary duty to accept the Third Party Offer, Seller shall send Buyer and Escrow Holder a written notice (the "Fiduciary Out Notice") to such effect. Seller's sending the Fiduciary Out Notice to Buyer shall constitute an election by Seller to terminate this Agreement and cancel the Escrow.

          (e) REPAYMENT OF BUYER'S FUNDS. If Seller sends the Fiduciary Out Notice, Escrow Holder shall automatically and immediately without further instruction from Seller or Buyer, release the Deposit, plus accrued interest, to Buyer.

          (f) BREAK-UP FEE. If Seller sends the Fiduciary Out Notice, then Seller shall be obligated to pay to Buyer an all-inclusive fee (the "Break-Up Fee") in an amount equal to Two Million Dollars ($2,000,000) for the purpose of compensating Buyer for the loss of the opportunity to purchase the Assets and reimbursing Buyer for all out-of-pocket costs incurred by Buyer in the course of its due diligence review. The Break-Up Fee shall be paid to Buyer in two (2) increments as follows:

              (1) FIRST INCREMENT. The first increment shall be in an amount equal to One Hundred Fifty Thousand Dollars ($150,000) to compensate Buyer for all of its out-of-pocket costs and expenses incurred in its due diligence review of the Assets. This increment shall be paid simultaneously with the delivery of the Fiduciary Out Notice.

              (2) SECOND INCREMENT. The second increment shall be in an amount equal to One Million Eight Hundred Fifty Thousand Dollars ($1,850,000) to compensate Buyer for the loss of the opportunity to purchase the Assets. This increment shall be paid if and only if (i) Seller sells all or substantially all the Assets to a Third Party Buyer or (ii) there is a Change in Control (as defined below) of Seller during the twelve (12) month period following the sending of the Fiduciary Out Notice to Buyer (the "Earnout Period"). If Seller does not sell all or substantially all the Assets to a Third Party Buyer during the Earnout Period or if a Change in Control of Seller does not occur during the Earnout Period, then Seller shall have no obligation to pay the second increment of the Break-Up Fee. For purposes of this Section 9.2(f), a "Change in Control" of Seller shall be deemed to have occurred if a Third Party Buyer or group of affiliated Third Party Buyers acquires a majority of the outstanding stock of Seller in a single transaction or series of related transactions during the Earnout Period; provided, however, that if Triton Group Ltd. merges with a third party, such merger shall not be deemed to be a Change in Control.

          (g) BREAK-UP FEE AS LIQUIDATED DAMAGES. UPON THE SENDING OF THE FIDUCIARY OUT NOTICE, THIS AGREEMENT SHALL BE TERMINATED AND THE BREAK-UP FEE SHALL BE PAID TO BUYER AS PROVIDED ABOVE AS LIQUIDATED DAMAGES PURSUANT TO CALIFORNIA CIVIL CODE SECTION 1671. THE PARTIES ACKNOWLEDGE THAT BUYER'S ACTUAL DAMAGES AS A RESULT OF A TERMINATION OF THIS AGREEMENT PURSUANT TO THIS SECTION 9.2 WOULD BE EXTREMELY DIFFICULT OR IMPRACTICABLE TO DETERMINE. THEREFORE, THE PARTIES

ACKNOWLEDGE THAT THE BREAK-UP FEE HAS BEEN AGREED UPON, AFTER NEGOTIATION, AS THE PARTIES' REASONABLE ESTIMATE OF BUYER'S DAMAGES AND AS BUYER'S EXCLUSIVE REMEDY AGAINST SELLER FOR TERMINATING THIS AGREEMENT UNDER THIS SECTION 9.2.

_/s/___________________              _/s/___________________
BUYER'S INITIALS                     SELLER'S INITIALS

          (h) REINSTATEMENT OF BUYER.

              (1) INITIAL FIDUCIARY OUT NOTICE. Subject to Section 9.2(h)(2) below, if an initial Fiduciary Out Notice is sent to Buyer, but the Third Party Buyer with respect to whom such initial Fiduciary Out Notice is sent fails to complete the transaction contemplated in the subject Third Party Offer within seventy-five (75) days after the date of the initial Fiduciary Out Notice is sent to Buyer, Seller shall promptly send Buyer and Escrow Holder written notice to such effect. Within ten (10) business days after receipt of such notice from Seller, Buyer shall have the right to elect, by giving Seller and Escrow Holder written notice, to either: (A) do nothing, or (B) reinstate this Agreement and complete the purchase of the Assets on the terms and conditions stated in this Agreement. If Buyer elects to do nothing, Seller shall have no obligation to sell the Assets to Buyer, but Buyer shall continue to have right to be paid the second increment of the Break-Up Fee on the same contingent basis specified in Section 9.2(f)(2) above for the balance of the Earnout Period.

              (2) ADDITIONAL FIDUCIARY OUT NOTICE(S). If, during the 75-day period following the sending of the initial Fiduciary Out Notice to Buyer, Seller sends one or more additional Fiduciary Out Notices with respect to additional Third Party Buyers, this Section 9.2(h)(2) shall apply and Section 9.2(h)(1) shall no longer apply. The Third Party Buyer(s) with respect to whom a second or subsequent Fiduciary Out Notice is sent must complete the transaction contemplated in the subject Third Party Offer(s) within six (6) months after the sending of the initial Fiduciary Out Notice to Buyer. If such Third Party Buyer(s) fail to complete the transaction contemplated in the subject Third Party Offer(s) within said 6-month period, Seller shall promptly send Buyer and Escrow Holder written notice to such effect. Within ten (10) business days after receipt of such notice from Seller, Buyer shall have the right to elect, by giving Seller and Escrow Holder written notice, to either: (A) do nothing, or (B) reinstate this Agreement and complete the purchase of the Assets on the terms and conditions stated in this Agreement. If Buyer elects to do nothing, Seller shall have no obligation to sell the Assets to Buyer, but Buyer shall continue to have the right to be paid the second increment of the Break-Up Fee on the same contingent basis specified in Section 9.2(f)(2) above for the balance of the Earnout Period.

              (3) PURCHASE OF ASSETS. If Buyer elects to complete the purchase of the Assets pursuant to either Section 9.2(h)(1) or Section 9.2(h)(2), Buyer shall be entitled to proceed with and complete the purchase of the Assets, subject to the following terms and conditions:

                    (A) Buyer shall immediately redeposit the Deposit, plus One Hundred Fifty Thousand Dollars ($150,000) into the Escrow;

                    (B) One Hundred Fifty Thousand Dollars ($150,000) shall be immediately released from the Escrow to Seller;

                    (C) Seller shall not be permitted to send any Fiduciary Out Notices after Buyer notifies Seller that Buyer desires to complete the purchase of the Assets; and

                    (D) The Closing process and the Escrow shall resume with Buyer obligated to complete the purchase of the Assets within fifteen
(15) days after Buyer's sending notice of its election to purchase the Assets.

10.  LEASES

     10.1 OPERATION OF REALTY.

          (a) LEASE CHANGES. All or portions of the Realty have been leased by Seller to various Tenants who are listed on the Rent Rolls. From and after the Date of this Agreement until the Close of Escrow, Seller agrees that it will continue to operate the Realty in the ordinary course of business and perform all of its obligations as landlord under all the Leases. Seller further agrees that it will not enter into any new Leases or amend, terminate or accept the surrender of any existing Leases or approve any subleases by Tenants (hereafter, "Lease Changes") without the prior consent of Buyer, except as follows:

              (1) Seller may negotiate, but not sign, new Leases which provide for the payment of rents at market rates by the Tenants thereunder and the provision of market concessions to such Tenants by Seller as landlord;

              (2)  Seller shall submit, for approval by Buyer, all Lease
Changes;

              (3) Buyer shall have forty-eight (48) hours after receipt of faxed notice from Seller of any Lease Change in which to approve or disapprove of same;

              (4) If Buyer disapproves of any matter submitted for its approval, it shall do so by faxed notice to Seller before the end of said 48-hour period;

              (5) If Buyer fails to timely disapprove of any Lease Change, Buyer shall be deemed to have approved of same and Seller may then sign the subject Lease Change.

          (b) MAINTENANCE OF REALTY. Seller shall also maintain the Realty in condition at least as good condition as of the Date of this Agreement, and shall not, without first obtaining the written consent of Buyer, enter into any contracts or agreements, or permit any Tenants to enter into any contracts or agreements pertaining to the Realty which require the consent of Seller unless those contracts can be terminated without penalty on thirty
(30) days' notice. Through the Close of Escrow, Seller shall maintain in full force and effect "All Risk" property insurance insuring the Realty in the amount of at least ninety per cent (90%) of the replacement value of the Realty without deduction for physical depreciation.

     10.2 ESTOPPEL CERTIFICATES.

          (a) REQUIREMENT. Seller shall obtain and furnish to Buyer no earlier than thirty (30) days and no later than five (5) business days before the Scheduled Closing Date, as the same may be extended, Estoppel Certificates from the A-Tenants representing at least eighty-five percent (85%) of the rental income shown on the Rent Rolls, including Western Metal Lath, Inc. (the "Minimum Number of Estoppels"). If Seller fails to obtain the Minimum Number of Estoppels by the Scheduled Closing Date, as the same may be extended, Buyer shall have the right to elect to: (1) extend the Scheduled Closing Date by up to an additional thirty (30) days in order to grant Seller additional time to obtain the Minimum Number of Estoppels; (2) proceed with the purchase of the Assets with no reduction in the Purchase Price, but with Seller providing all missing Estoppel Certificates pursuant to Section 10.2(c); or (3) terminate this Agreement and the Escrow without penalty. If Buyer so elects to terminate the Escrow, the Deposit, plus accrued interest, shall be returned to Buyer.

          (b) FORM. The Estoppel Certificates shall be in the form specified in the A-Leases, or if no form is so specified, in such form as may be reasonably satisfactory to Buyer and Seller. Such Estoppel Certificates shall verify the accuracy of the information provided by Seller on the Rent Rolls and the Rent Rolls Update with respect to each A-Lease. In the event of discrepancies ("Lease Discrepancies") between the Rent Rolls and the Estoppel Certificates in an amount greater than Five Hundred Dollars ($500) for each A-Lease, the parties shall endeavor to promptly resolve the Lease

Discrepancies. If the parties are unable to resolve any Lease Discrepancy or the cost of curing same within ten (10) business days after Buyer notifies Seller of a Lease Discrepancy, the matter shall be resolved through arbitration pursuant to Section 14.15 below. After the parties agree on the cost of curing a Lease Discrepancy, such cost shall be added to the Joint Repair Estimate. Seller shall have no obligation to obtain Estoppel Certificates from the B-Tenants.

          (c) INABILITY TO OBTAIN. The parties intend that Seller will obtain Estoppel Certificates from all A-Tenants. However, it is not a condition to the Close of Escrow that Seller obtain Estoppel Certificates from those A-Tenants in excess of the Minimum Number of Estoppels. In the event that Seller is unable to obtain an Estoppel Certificate from these A-Tenants (or if Buyer elects to purchase the Assets and have Seller furnish Estoppel Certificates even if the Minimum Number of Estoppels has not been obtained), then at the Closing, Seller shall furnish a certificate for each A-Lease for which an Estoppel Certificate has not been obtained, containing a representation that such A-Lease is in full force and effect; that there are no modifications or amendments to such A-Lease except as have been delivered to Buyer; that, to Seller's Actual Knowledge, the subject A-Tenant is not in default thereunder (or stating such default as may exist); that Seller, as landlord, is not in default thereunder; and stating the commencement and expiration dates of such A-Lease.

     10.3 DELINQUENT RENTS. Nondelinquent rents shall be prorated up to the Proration Date through the Escrow as provided above. Rents delinquent at the Closing Date, but collected later, shall be prorated to the Proration Date when collected; provided, however, that Buyer shall be entitled to retain all delinquent rents which are more than thirty (30) days delinquent. In order to identify the delinquent rents, no later than five (5) business days before the Scheduled Closing Date, as the same may be extended, Buyer and Seller shall prepare and deposit into the Escrow a schedule (the "Joint Schedule of Delinquent Rents") listing, by Tenant name, the rents anticipated to be delinquent as of the Closing. Rents collected after the Closing Date from Tenants whose rent was delinquent at the Closing shall be deemed to apply first to the current rent due at the time of payment and second to rent which was delinquent at Closing. Rents collected by Buyer after the Closing Date to which Seller is entitled, shall be promptly paid to Seller. For a period of ninety (90) days after the Closing Date, Buyer shall use reasonable efforts to collect all rents which were delinquent at the Closing Date, but with no obligation to commence litigation to collect such rents.

     10.4 NOTICES OF LEASE ASSIGNMENT. Upon the Close of Escrow, Buyer shall notify each Tenant, in writing, of its acquisition of the Realty. Said notice shall set forth Buyer's address for payment of rent and the giving of notices and shall also recite that the Tenants' security deposits, if any, have been delivered to Buyer. Seller shall, if requested by Buyer, join in the execution of such notices at the Close of Escrow.

11.  MISCELLANEOUS COVENANTS BY SELLER

     11.1 CONSTRUCTION CONTRACTS. As soon as possible after the Opening of Escrow, Seller shall provide Buyer with a schedule (the "Tenant Improvement Construction Schedule") which sets forth all ongoing obligations to construct tenant improvements for the Tenants. The Tenant Improvement Construction Schedule shall not list obligations for routine maintenance work or periodic remodeling work which may be set forth in any of the Leases. The cost of such construction work shall be prorated between Buyer and Seller as provided above. From and after the Date of this Agreement, Seller shall not enter into any new contracts or agreements for such construction work without the prior consent of Buyer, except as provided in Section 10.1 with respect to Lease Changes.

     11.2 ASSIGNMENT OF WARRANTIES. At the Closing Seller shall assign to Buyer, pursuant to an Assignment of Warranties, all warranties which it may have from vendors, contractors or servicing agents with respect to the Realty.

     11.3 PUBLIC DISCLOSURE. Seller has obligations to make public disclosure of material information about this Agreement and the subject transactions. Each public release of information shall be subject to the prior written consent of Seller and Buyer, which consent shall not be unreasonably withheld. Such consent shall conclusively be deemed to have been granted if a written disapproval of the proposed language specifying in detail the objectionable portions of the proposed public release is not received by the proposing party within twenty-four (24) hours following receipt of the proposed release by the receiving party. Communications between the parties pursuant to this Section 11.3 shall be made by telecopier or fax.

12.  REPRESENTATIONS AND WARRANTIES

     12.1 "AS-IS" TRANSACTION. The parties intend that, as regards to (a) matters affecting the physical condition of the Assets and (b) the amount of the income generated (on a gross or net basis) from the leasing of the Realty, Buyer will be acquiring the Assets on an "AS-IS, WHERE-IS" basis, without any warranty, express or implied, by Seller as to the physical condition of same or the amount of such income, subject, however, to Seller's disclosure obligations under its representations and warranties in Section
12.2. As to matters affecting the physical condition of the Assets and the amount of such income, Buyer will be relying solely on its own due diligence investigation of the physical condition of the Assets, its own financial analysis of the revenue and expenses of the Realty, and Seller's representations and warranties in Section 12.2. As to matters affecting title to the Realty, including ingress and egress thereto, Buyer will be relying solely on the Title Policies. After the Close of Escrow, Seller shall have no liability to Buyer for Physical Defects in the Realty, except to the extent that a Physical Defect constitutes a breach of Seller's representations and warranties.

     12.2 REPRESENTATIONS AND WARRANTIES BY SELLER.

          (a) LISTING.  Seller hereby represents and warrants to Buyer that:

              (1) LITIGATION. To Seller's Actual Knowledge, there is presently no claim, litigation, proceeding or governmental investigation pending or threatened against or relating to the Realty or the transactions contemplated hereby. (Seller shall give Buyer immediate notice of any such claim, litigation proceeding or investigation which becomes known to Seller prior to the Closing Date.)

              (2)  COMPLIANCE WITH  LAWS.

                   (i) To Seller's Actual Knowledge, no notice of violation of any applicable zoning regulation or ordinance or other law, order, ordinance, permit, rule, regulation or requirement, or any covenants, conditions or restrictions affecting or relating to the use, operation or occupancy of the Realty has been given to Seller by any governmental agency having jurisdiction or by any other person entitled to enforce the same;

                   (ii) To Seller's Actual Knowledge, the Realty conforms to all applicable ordinances and other laws, orders, ordinances, permits, rules, regulations and requirements, and to all covenants, conditions and restrictions affecting or relating to the use, operation or occupancy of the Realty, subject to the qualifications in Section 12.2(a)(2)(iii); and

                   (iii) With respect to the Americans with Disabilities Act (the "ADA"), Seller has no knowledge of any remedial or corrective work to the Realty which may be required to comply with the ADA, it being understood that if material changes or modifications are made in the future to the Realty, local governmental authorities may have the right to require that such remedial or corrective work be done as a condition to granting building permits for new construction work.

              (3) ENVIRONMENTAL. Subject to Seller's disclosure that the operation of the aircraft maintenance and repair services at the Leasehold Improvements involves the Use (as defined below) of Hazardous Materials:

                   (A) To Seller's Actual Knowledge, Seller and the Realty are not and will not be in violation of any federal, state or local law, ordinance or regulation relating to industrial hygiene, soil, water, or environmental conditions on, under or about the Realty, including, but not limited to, the Environmental Laws;

                   (B) To Seller's Actual Knowledge, during the period that Seller has owned the Realty there has been no use, presence, disposal, storage, generation, release, or threatened release (as those terms are used in the Environmental Laws, and are hereinafter collectively referred to as "Use") of Hazardous Materials on, from or under the Realty, except as disclosed by Seller to Buyer in writing;

                   (C) To Seller's Actual Knowledge, no Use of Hazardous Materials occurred on, from or under the Realty prior to Seller taking title to the Realty, except as disclosed by Seller to Buyer in writing; and

                   (D) To Seller's Actual Knowledge, during the period that Seller has owned the Realty, there has been no enforcement action or litigation brought or threatened against Seller or the Realty, nor any settlements reached by or with any party or parties alleging the Use of any Hazardous Materials on, from or under the Realty, except as disclosed by Seller to Buyer in writing.

              (4) FOREIGN PERSON. Seller is not a foreign person and is a "United States Person," as such term is defined in Section 7701(a)(30) of the Code.

              (5) PERMITS. To Seller's Actual Knowledge, Seller has obtained all governmental licenses and permits in the nature of certificates of occupancy required from governmental authorities having jurisdiction over the Realty or from private parties for the use of the Realty and to insure vehicular and pedestrian ingress and egress to the Realty.

              (6) PUBLIC IMPROVEMENTS. To Seller's Actual Knowledge, there are presently no intended public improvements which would result in any charge being levied or assessed against the Realty or in the creation of any lien upon the Realty. Seller shall promptly notify Buyer of any changes affecting this representation of which it becomes aware prior to the Closing Date.

              (7) CONDEMNATION. To Seller's Actual Knowledge, there is presently no pending or contemplated condemnation of the Realty or any part thereof. Seller shall promptly notify Buyer of any changes affecting this representation of which it becomes aware prior to the Closing Date.

              (8) DEFAULT. To Seller's Actual Knowledge, the closing of the various transactions contemplated by this Agreement will not constitute or result in any default, or event that with a notice or lapse of time, or both, would be a default, breach or violation of any lease (except for any consent to the assignment of the MWEAC Ground Leases which may be required), covenant or other agreement, instrument or arrangement by which Seller or the Realty is bound.

              (9) DEFECTS. To Seller's Actual Knowledge, there are no latent, hidden or structural defects in the Improvements, nor are there any defects or conditions of the Realty or the soils which would materially impair the use of such Realty, except as disclosed by Seller to Buyer in writing.

              (10) CONSTRUCTION CONTRACTS. Except as provided elsewhere in this Agreement with respect to pending or ongoing tenant improvement construction, there are no outstanding construction contracts entered into by Seller for any Improvements to the Realty which have not been fully paid for by Seller.

              (11) AUTHORITY OF SELLER. MWP and MWEAC are corporations duly organized and validly existing and in good standing under the laws of the State of California and have the authority to own and convey the Assets.
This Agreement and all other documents to be executed by Seller and delivered to Buyer at the Closing are or at the time of Closing will be duly authorized, executed and delivered by Seller and do not now and at the time of Closing will not violate any provisions of any agreement or judicial order to which Seller is a party or to which Seller or the Assets are subject.

              (12) LEASE BROKERAGE COMMISSIONS. To Seller's Actual Knowledge, there are no commissions, finder's fees or other compensation owing or which may become owing to any broker or any other person or entity with respect to any Lease or occupancy agreement including, without limitation, any such compensation with respect to any future renewals, extensions or expansions thereof, except for amounts which may be payable with respect to the Prorated Leases.

              (13) LABOR CONTRACTS. Seller is not party to, or otherwise bound by, any collective bargaining agreement or multi-employer pension fund covering employees who service the Realty.

              (14) LABOR DISPUTES. There is no current labor dispute with any maintenance or other personnel or employees of Seller or any contracts with respect to the Realty which could adversely affect the use, operation or value of the Realty.

              (15) RETROACTIVE PROPERTY TAX ASSESSMENT. Notwithstanding any other provision of this Agreement to the contrary, if Buyer shall become liable after the Closing for payment of any property taxes assessed against the Realty for any period of time prior to the Closing Date, Seller shall immediately pay to Buyer on demand an amount equal to such tax assessment.

              (16) OPERATING STATEMENTS. The operating statements for the Properties and the Leasehold Properties, which have previously been furnished by Seller to Buyer are true and correct.

              (17) PROPERTY REPORTS AND SERVICE CONTRACTS. To Seller's Actual Knowledge, Seller has delivered to Buyer all Property Reports and Service Contracts in Seller's possession.

              (18) B-LEASES. To Seller's Actual Knowledge, all the B-Leases are in full force and effect with no material defaults on the part of the B-Tenants. Seller is not in material default under the B-Leases.

          (b) SUBSEQUENT CHANGES IN CONDITIONS. If Seller becomes aware of any fact or circumstances which would change a representation or warranty made by Seller in Section 12.2(a), then Seller will immediately give notice of such changed fact or circumstance to Buyer. The sending of such notice shall not relieve Seller of its liabilities or obligations with respect thereto.

          (c) STATUS AT CLOSING. All representations and warranties of Seller contained in Section 12.2(a) or otherwise made in writing by Seller in connection with the transactions provided for in this Agreement shall be true and correct on the Date of this Agreement and on the Closing Date, except to the extent Buyer has been notified to the contrary after the Date of this Agreement and prior to the Closing Date. At the Closing, Seller shall deliver to Buyer, pursuant to Section 8.5, Seller's Closing Certificate to confirm the status of Seller's representations and warranties.

          (d) BUYER'S RIGHTS. Upon notification of any fact before the Closing which would change any of the representations or warranties contained herein or would otherwise constitute a breach thereof, Buyer shall have the option of (1) waiving such breach or change, reserving all of its rights and remedies in respect thereof available at law, or in equity, or under the terms of this Agreement, or (2) terminating this Agreement and the Escrow.

     12.3 REPRESENTATIONS AND WARRANTIES BY BUYER.

          (a) LISTING.  Buyer hereby represents and warrants to Seller that:

              (1) Buyer is a limited liability company duly organized, validly existing and in good standing under the laws of the State of Arizona and has the authority to purchase the Realty.

              (2) This Agreement and all other documents to be executed by Buyer which are to be delivered to Seller at the Closing are, or at the time of Closing will be duly authorized, executed and delivered by Buyer and do not and at the time of Closing will not violate any provisions of any agreement or judicial order to which Buyer is a party or to which Buyer is subject.

              (3) This Agreement and all other documents to be executed by Buyer have been or will be duly executed by duly authorized officers of Buyer and, when executed and delivered, constitute valid, binding and enforceable obligations of Buyer and do not now and at the time of Closing will not violate any provisions of any agreement or judicial order to which Buyer is a party to or which Buyer or its property is subject.

          (b) STATUS AT CLOSING. All representations and warranties of Buyer contained in Section 12.3(a) or otherwise made in writing by Buyer in connection with the transactions provided for in this Agreement shall be true and correct on the Date of this Agreement and on the Closing Date, except to the extent Seller has been notified to the contrary after the Date of this Agreement and prior to the Closing Date. At the Closing, Buyer shall deliver to Seller, pursuant to Section 9.1(a), Buyer's Closing Certificate to confirm the status of Buyer's representations and warranties.

     12.4 TERMINATION OF REPRESENTATIONS AND WARRANTIES. Seller's and Buyer's representations and warranties under this Agreement shall terminate at the end of the Holdback Period.

13.  DAMAGE, DESTRUCTION AND CONDEMNATION

     13.1 RISK OF PHYSICAL LOSS.

          (a) SUBSTANTIAL LOSS. Risk of physical loss to the Improvements shall be borne by Seller prior to the Closing Date and by Buyer thereafter. In the event that any Improvements shall be damaged after the Date of this Agreement and before the Closing by fire, flood, earthquake or other casualty in a material degree (that is, to the extent that ten percent (10%) or more of the total floor space of the Improvements are rendered unusable as of the Closing Date), Buyer may, at its option: (1) elect not to acquire the Realty, in which case this Agreement shall be terminated; or (2) elect to proceed to close the purchase of the Realty. If Buyer elects to proceed with the transaction, Seller shall assign to Buyer all insurance proceeds relating to such damage, as well as the right to negotiate the adjustment with the insurer and pay Buyer any deductible amounts under the applicable insurance policies. Seller shall promptly thereupon provide Buyer with copies of its insurance coverage so that Buyer may use such information in making its election under this Section 13.1(a).

          (b) MINOR LOSS. If less than ten percent (10%) damage occurs after the Date of this Agreement and before the Closing to any of the Improvements, then at Buyer's option, Seller shall (1) assign to Buyer at the Closing all insurance proceeds relating to such damage and pay Buyer any deductible amounts under the applicable insurance policies, or (2) restore and repair such damage prior to the Scheduled Closing Date; provided, however, that in no event shall any repairs by Seller extend the Closing to a date later than the Closing Deadline.

     13.2 CONDEMNATION. In the event that, prior to the Close of Escrow, a governmental entity shall commence any action of eminent domain to take any portion of the Realty, Buyer shall have the option either to (a) elect not to acquire the Assets, in which case this Agreement and the Escrow shall be terminated, or (b) complete the acquisition of the Assets, in which case Buyer shall be entitled to the proceeds of such taking.

14.  MISCELLANEOUS

     14.1 WAIVER. In the event of a breach by Seller of any of its covenants, representations, warranties or other agreements set forth in this Agreement, Buyer may elect: (a) nevertheless to proceed with the purchase of the Assets, reserving all of its other rights and remedies available to it under this Agreement or otherwise at law or in equity including, without limitation, the right to collect damages from Seller arising from such breach, or (b) to terminate this Agreement and the Escrow by written notice to Seller and Escrow Holder delivered prior to the Scheduled Closing Date, as the same may be extended. Upon such termination, Buyer shall be relieved of all further obligations under this Agreement.

     14.2 ATTORNEYS' FEES. In the event of any action or arbitration between Buyer and Seller seeking enforcement or interpretation of any of the terms and conditions of this Agreement, the prevailing party in such action shall be awarded, in addition to damages, injunctive or other relief, its reasonable costs and expenses, including but not limited to court or arbitrator's costs and reasonable attorneys' fees.

     14.3 NOTICES.

          (a) TRANSMISSION. All notices under this Agreement shall be sent by reputable courier service, telecopier or electronic facsimile ("fax"), or personal delivery, addressed to the party for whom intended. Notices shall be effective, in the case of delivery of courier, as at the date of receipt when sent by the courier service which provides written evidence of delivery; and in case of notices sent by fax, twenty-four (24) hours after transmission by a machine which provides automatic evidence of transmission. Notices to the parties shall be sent to the addresses stated in Section 1.2 of this Agreement, or such other addresses as the parties may from time to time designate in writing.

          (b) SELLER'S COPIES.  A copy of notices to Seller shall be sent to:

              Hillyer & Irwin
              550 West C Street, 16th Floor
              San Diego, CA 92101
              William A. Reavey, Esq.

              Facsimile No. (619) 595-1313

              Pillsbury Madison & Sutro, LLP
              101 West Broadway, Suite 1800
              San Diego, CA 92101
              David R. Snyder, Esq.

              Facsimile No. (619) 236-1995

          (c) BUYER'S COPIES.  A copy of any notice to Buyer shall be sent to:

              Luce, Forward, Hamilton & Scripps
              600 West Broadway, Suite 2600
              San Diego, CA 92101
              Thomas M. Murray, Esq.

              Facsimile No. (619) 232-8311

          (d) COMMUNICATIONS. As a matter of convenience, however, communications between Buyer and Seller shall, to the extent feasible, be conducted orally, by telephone or in person, between counsel or other authorized agents of the parties, with such communications to be confirmed and made effective in writing as set forth above.

     14.4 ENTIRE AGREEMENT. This Agreement and its exhibits contain all of the agreements and understandings of the parties hereto with respect to the matters contained in this Agreement. No prior agreement or understanding pertaining to any such matter shall be effective for any purpose. No provisions of this Agreement may be amended or modified in any manner whatsoever except by an agreement in writing signed by duly authorized officers or general partners of each of the parties hereto, except that any modifications which relate to the adjustment of time limitations (except the Closing Deadline) or the form of documents may be made by legal counsel to the parties.

     14.5 SUCCESSORS. The terms, covenants and conditions of this Agreement shall be binding upon and shall inure to the benefit of the heirs, executors, administrators and assigns of the respective parties hereto.

     14.6 ASSIGNMENT. Seller may not assign its rights under this Agreement without the prior written consent of Buyer. Buyer may assign its rights under this Agreement to any wholly owned entity, so long as Buyer covenants in writing to remain responsible for the full performance of all obligations of its assignee through the Close of Escrow.

     14.7 CHOICE OF LAWS. This Agreement shall be governed by the laws of the State of California and any question arising hereunder shall be construed or determined according to such law.

     14.8 HEADINGS. Headings at the beginning of each numbered section of this Agreement are solely for the convenience of reference and are not a part of this Agreement.

     14.9 COUNTERPARTS. This Agreement may be signed by the parties in different counterparts and the signature pages combined to create a document binding on all parties.

     14.10 BROKERS AND FINDERS. In connection with the transaction contemplated by this Agreement, Seller and Buyer represent to one another that neither has employed a broker or finder in connection with the transaction contemplated in this Agreement, except as described below with respect to Slusser Associates, Inc. In the event of a claim for any broker's fee, finder's fee, commission or other similar compensation in connection herewith other than as set forth above, Buyer, if such claim is based upon any agreement alleged to have been made by Buyer, hereby agrees to defend, indemnify and hold Seller harmless against any and all liability, loss, cost, damage or expense (including reasonable attorneys' fees and costs) which Seller may sustain or incur by reason of such claim. If such claim is based upon any agreement alleged to have been made by Seller, Seller hereby agrees to defend, indemnify and hold Buyer harmless against any and all liability, loss, cost, damage or expense (including reasonable attorneys' fees and costs) which Buyer may sustain or incur by reason of such claim.
The provisions of this Section 14.10 shall survive the Closing. Seller shall be solely responsible for paying an advisory fee due Slusser Associates, Inc. for investment banking and other advisory services provided to Seller.

     14.11 NO OFFER. The submittal or execution of this Agreement, or a draft thereof, by either party shall not constitute an offer, nor shall either party be bound to any of the terms hereof until both parties have executed this document and an original signed copy of such executed document has been received by each party.

     14.12  LIMITATION OF LIABILITY.  It is agreed that:

            (a) None of the officers, members, directors, employees or shareholders of Buyer assume any personal liability for the obligations entered into by or on behalf of Buyer; and

            (b) None of the officers, directors, employees or shareholders of Seller shall have any personal liability for the obligations entered into by or on behalf of Seller.

     14.13 JURISDICTION AND VENUE. In the event of litigation between the parties with respect to this Agreement or the transactions contemplated in this Agreement, the parties agree that such litigation shall be filed only in the Superior Court of the State of California for the County of San Diego. This Section 14.13 is subject to Section 14.15 relating to arbitration.

     14.14 LEASE TO MWP. After the Close of Escrow, Buyer and MWP shall enter into a lease for the premises being occupied by MWP at the address specified in Section 1.2. The rent payable under such lease shall be $1.10 per square foot per month on a fully serviced basis (net of electricity). Such lease shall have a term of six (6) months, but may be cancelable by MWP on thirty (30) days notice.

     14.15 ARBITRATION. Any controversy or claim relating to this Agreement shall be settled by arbitration in accordance with the Commercial Arbitration Rules of the American Arbitration Association, and judgment upon the award rendered by the Arbitrator(s) may be entered in any court having jurisdiction. Any such arbitration shall be held in San Diego, California.


                            [SIGNATURE PAGE FOLLOWS]

     IN WITNESS WHEREOF, Buyer and Seller have executed this Agreement of Purchase and Sale and Joint Escrow Instructions as of the date first above written.

                           "BUYER:"

                           DMB/SVP CALIFORNIA INVESTMENTS, LLC,
                           an Arizona limited liability company

                           By:  SVP III, L.L.C., an Arizona limited
                                liability company,
                                Administrative Member

                                By:  Milro Corporation, an Arizona
                                     corporation,
                                     Manager


                                     By:   /s/   Robert G. Sarver
                                          --------------------------
                                          Robert G. Sarver
                                          President


                           "SELLER:"

                           MISSION WEST PROPERTIES, a
                           California corporation


                           By:   /s/   J. Gregory Kasun
                                ---------------------------------------
                                J. Gregory Kasun
                                President and Chief Executive Officer



                           MISSION WEST EXECUTIVE AIRCRAFT
                           CENTER, INC.,
                           a California corporation



                           By:   /s/   J. Gregory Kasun
                                ---------------------------------------
                                J. Gregory Kasun
                                President and Chief Executive Officer

     The undersigned Escrow Holder hereby accepts the Escrow and agrees to comply with the escrow instructions contained in the foregoing Agreement of Purchase and Sale and Joint Escrow Instructions.

Dated:  July ___, 1996



                                FIRST AMERICAN TITLE INSURANCE
                                COMPANY



                                By:_____________________________
                                Printed Name:___________________
                                Title:__________________________

     By signing below, the undersigned shareholders of Mission West Properties hereby agree to vote their shares of stock in Mission West Properties to (1) approve the foregoing Agreement and (2) the transactions contemplated therein at the time the shareholders' vote contemplated in
Section 9.1(c) of the Agreement is held, subject, however, to the exercise of the Fiduciary Out provided for in Section 9.2. The undersigned are signing this Agreement for only such limited purpose and not to incur any other obligation or duty under the Agreement.


                                          TRITON GROUP LTD.,
_______________________________           a Delaware corporation
William E. Nelson, individually


 /s/   J. Gregory Kasun             By:   /s/   Michael M. Earley
- - - ------------------------------            -------------------------------------
J. Gregory Kasun, individually            Michael M. Earley
                                          President and Chief Executive Officer

                             MISSION WEST PROPERTIES               Please mark
                       For Special Meeting of Shareholders         your vote as
                               August ___, 1996                    indicated in
                                                                   this example



The Board of Directors solicits your proxy for the following items.

                                                                      FOR               AGAINST           ABSTAIN
   1. Consideration of a proposal to sell all or substantially all of the Company's real estate assets as set forth in
      the accompanying proxy statement.

   2. As they shall in their sole judgment determine on any other matter that may properly come before the meeting or any adjournment or postponement thereof.












SIGNATURE(S)____________________________________ DATE__________________________
NOTE: Please sign as name appears herein. Joint owners should sign. When signing as attorney, executor, administrator, trustee, or guardian, please give full title as such.

                                  FOLD AND DETACH HERE

PROXY

           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS


The undersigned hereby appoints Michael M. Earley, J. Gregory Kasun, and William E. Nelson, and each of them, as his agents and proxies with full power of substitution to vote any and all shares of Common Stock of Mission West Properties which the undersigned is entitled to vote at the Special Meeting of Shareholders of said Company to be held August ___, 1996, or any adjournment or postponement thereof, as specified on the reverse hereof.

This proxy will be voted as you specify on the reverse hereof. UNLESS OTHERWISE MARKED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL TO SELL ALL OR SUBSTANTIALLY ALL OF THE COMPANY'S REAL ESTATE ASSETS AS DESCRIBED IN PROPOSAL 1 ON THE REVERSE HEREOF.

       (CONTINUED, AND TO BE MARKED, DATED AND SIGNED, ON THE OTHER SIDE.)











                                FOLD AND DETACH HERE